MURPHY
                                                           NEW WORLD
                                                             FUNDS

                                                - Murphy New World Technology
                                                            (MNWTX)
                                                - Murphy New World Biotechnology
                                                            (MNWBX)
                                                - Murphy New World Technology
                                                  Convertibles
                                                            (MNWCX)



                                                        [LOGO] MONTEREY
                                                               MUTUAL
                                                               FUND







                                                       SEMI-ANNUAL REPORT
                                                          (UNAUDITED)
                                                          MAY 31, 2001

     Dear Shareholder,

     The second quarter finally marked a bottom in technology stocks on April 4th that we think will stand for many years. Six interest rates cuts by Alan Greenspan, with more to come if growth does not pick up shortly, and a dramatic reduction in inventories across most technology products have set the stage for a strong recovery in 2002. Many industries, such as personal computers, enterprise software and data storage already have cleaned out their inventory overhang. Others, particularly telecommunications, will take to the end of the year.

     However, technology is not just about demand - it is also about supply. New products create their own demand, and the big generational innovations have the most impact on our companies' growth rates. In the next six months, there are major generational innovations coming in several areas:

     Semiconductor equipment is transitioning from 8" to 12" silicon; the last transition from 6" to 8" began in the early 1980s. It is also moving from aluminum to copper circuit lines, which have been the standard since the semiconductor industry began.

     On May 29, Intel formally unveiled the new Itanium 64-bit processor. I first saw the details of this chip more than a year ago, and it is a stunning advance in the amount of power that can be packed into a personal computer.

     In operating systems, Microsoft already announced that the new Windows XP will be introduced on October 25, and on the same day they will introduce a 64-bit version of the new operating system to extract all the power of the Itanium chip for servers and workstations.

     In telecommunications, current electronic switches will be replaced by optical switches that are cheaper, more reliable and faster.

     In wireless communications, the current digital "2G" standard is in transition to the fully Internet-ready "3G" standard.

     In storage, the generational innovation is the storage area network - the only practical way to cope with the flood of data generated by the Internet and other online applications. In the next 3 years, more data will be created than has been created in the last 300,000 years, and it all needs to be stored.

     In enterprise software, the generational innovation is Internet computing, because it slashes costs while improving service at virtually every business on earth, old economy or new.

     In consumer electronics, the generational innovation is the digitization of the consumer. DVD and TiVO instead of VCRs, digital cameras and camcorders, digital satellite music to your car radio (which begins shortly), MP-3 players, digital DirecTV receivers instead of cable and DirectPC two-way Internet connections instead of analog modems - the list goes on and on, with digital and high-definition TV right around the corner. The analog generation is being replaced across the board, worldwide.

     In biotech, the generational innovation is the sequencing of the human genome. Understanding the genome and the proteins it produces changes the kinds of disease targets pharmaceutical companies pursue, the kinds of drugs they develop, the method of action of those drugs (with many stopping problems inside the cell, before bad proteins flood your body) and ultimately enables gene therapy and organ regeneration.

     Put all these fundamental, generational innovations together and we are looking at hundreds of billions of dollars in the revitalized new economy dramatically changing trillions of dollars of spending the old economy, worldwide, both business and consumer, over the next five to ten years. Our technology companies are about to get the really big payoff that will make the tech boom in the late 1990s look like a warmup act.

                                                       Very truly yours,

                                                       Michael Murphy



                                 MONTEREY FUNDS
                    Schedules of Investments - May 31, 2001
                                  (Unaudited)

MURPHY NEW WORLD
TECHNOLOGY FUND
--------------------------------------------------------------------------------
Shares                                                                   Value
--------------------------------------------------------------------------------

COMMON STOCKS 101.95%
               COMMUNICATION EQUIPMENT 14.88%
  14,000       DMC Stratex Networks Inc.* .......................       $ 79,170
   6,000       JDS Uniphase Corp.* ..............................        100,260
   1,000       Juniper Networks Inc.* ...........................         42,530
  11,000       Sycamore Networks Inc.* ..........................        111,375
                                                                        --------
                                                                         333,335
                                                                        --------

               COMPUTERS 11.30%
   3,000       EMC Corp.* .......................................         94,800
  13,000       Exabyte Corp.* ...................................         15,340
   7,500       Oracle Corp.* ....................................        114,750
   5,000       Palm Inc.* .......................................         28,175
                                                                        --------
                                                                         253,065
                                                                        --------

               COMPUTER NETWORKS 3.07%
   3,700       Network Appliance Inc.* ..........................         68,801
                                                                        --------

               ELECTRONIC COMPONENTS 17.00%
   8,000       Conexant Systems Inc.* ...........................         67,880
   6,200       IXIA Corp.* ......................................         83,669
   3,000       PMC-Siera Inc.* ..................................         93,885
   5,000       Sanmina Corp.* ...................................        135,325
                                                                        --------
                                                                         380,759
                                                                        --------

               SEMI-CONDUCTORS 35.70%
   9,500       Intel Corp. ......................................        256,548
  14,900       LSI Logic Corp.* .................................        272,819
   8,000       Taiwan Semiconductor Sponsored ADR.* .............        158,880
   4,500       Vitesse Semiconductor Corp.* .....................        111,217
                                                                        --------
                                                                         799,464
                                                                        --------

               SOFTWARE 13.18%
  30,000       Portal Software* .................................        160,050
  28,000       Versata Inc.* ....................................         35,700
   4,400       Wind River Systems* ..............................         99,308
                                                                        --------
                                                                         295,058
                                                                        --------
MURPHY NEW WORLD
TECHNOLOGY FUND (continued)
--------------------------------------------------------------------------------
Shares/Principal Value                                                  Value
--------------------------------------------------------------------------------
               TELECOMMUNICATIONS 6.82%
   1,100       Ciena Corp.* .....................................       $ 59,532
   7,000       Inet Technologies Inc.* ..........................         52,220
   1,400       Nokia OYJ ........................................         40,936
                                                                        --------
                                                                         152,688
                                                                        --------

TOTAL COMMON STOCKS
               (cost $4,735,323) ................................      2,283,170
                                                                       ---------

BONDS AND NOTES 0.07%
$ 60,000       System Software Associates 7.00%, due 9/15/02
                    (cost $450) .................................          1,500
                                                                       ---------

SHORT TERM INVESTMENTS 0.02%
               MUTUAL FUNDS 0.02%
     388       Firstar Treasury Fund
                    (cost $388) .................................            388
                                                                       ---------

TOTAL SHORT TERM INVESTMENTS ....................................            388
                                                                       ---------

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS
                    (cost $4,736,161) ...........................      2,285,058
                                                                       ---------

REPURCHASE AGREEMENTS 7.90%
$177,000       Firstar Bank Repurchase Agreement 3.40%,
                    due 6/01/01, collateralized by the following:
                    FHA/VA Pool 7.50%, due 05/20/30
                    ($237,977) (cost $177,000) ..................        177,000
                                                                       ---------

TOTAL INVESTMENTS
                    (cost $4,913,161) ..................  109.94%     2,462,058
OTHER LIABILITIES LESS ASSETS ..........................   (9.94%)     (222,634)
                                                          -------    -----------
TOTAL NET ASSETS .......................................  100.00%    $2,239,424
                                                          =======    ==========

*    Non income producing security
ADR  American Depository Receipt

                       See notes to financial statements


                                      -1-


                                 MONTEREY FUNDS
                     Schedules of Investments - May 31, 2001
                                   (Unaudited)

MURPHY NEW WORLD
BIOTECHNOLOGY FUND
--------------------------------------------------------------------------------
Shares                                                                   Value
--------------------------------------------------------------------------------

COMMON STOCKS 8.85%
               BIOTECHNOLOGY 4.65%
     6,000     Alteon Inc.* ...............................           $   17,700
     5,000     Antigenics Inc.* ...........................               99,450
     5,000     EntreMed Inc.* .............................               74,850
    18,000     Immunex Corp.* .............................              284,310
     2,000     Immunogen Inc.* ............................               32,310
     5,000     Orchid Biosciences Inc.* ...................               32,525
    10,000     Targeted Genetics Corp.* ...................               51,050
     4,600     Variagenics Inc.* ..........................               24,909
                                                                      ----------
                                                                         617,104

               MEDICAL EQUIPMENT & SUPPLIES 0.26%
    10,000     KeraVision, Inc.* ..........................                  200
     5,000     Pharsight Corp.* ...........................               14,050
     5,000     Vasomeical Inc.* ...........................               19,700
                                                                      ----------
                                                                          33,950
                                                                      ----------

               PHARMACEUTICALS 3.69%
     4,000     Ribozyme Pharmaceuticals Inc.* .............               36,580
     2,700     Sciclone Pharmaceuticals Inc.* .............               14,216
    10,000     Vertex Pharmaceuticals Inc.* ...............              439,450
                                                                      ----------
                                                                         490,246
                                                                      ----------

               SERVICES 0.25%
    32,000     MediaLogic, Inc.* ..........................               33,600
                                                                      ----------

TOTAL COMMON STOCKS
               (cost $1,551,001) ..........................            1,174,900
                                                                      ----------
MURPHY NEW WORLD
BIOTECHNOLOGY FUND (continued)
--------------------------------------------------------------------------------
Shares/Principal Value                                                 Value
--------------------------------------------------------------------------------
SHORT TERM INVESTMENTS 19.98%
               U.S. GOVERNMENT SECURITIES 15.05%
$2,000,000     U.S. Treasury Bill 2.914%, due 6/07/01
               (cost $1,998,867) ..........................         $  1,998,867
                                                                    ------------

               MUTUAL FUNDS 4.93%
   655,423     Firstar Treasury Fund
               (cost $655,423) ............................              655,423
                                                                    ------------

TOTAL SHORT TERM INVESTMENTS
               (cost $2,654,290) ..........................            2,654,290
                                                                    ------------

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS
               (cost $4,205,291) ..........................            3,829,190
                                                                    ------------

REPURCHASE AGREEMENTS 74.22%
$9,856,000     Firstar Bank 3.40%, due June 01, 2001
                    collateralized by the following:
                    FHA/VA Pool 7.50%, due 05/20/30
                    ($13,251,443) (cost $9,856,000) .......            9,856,000
                                                                    ------------

TOTAL INVESTMENTS
               (cost $14,061,291) .................  103.05%         13,685,190
OTHER LIABILITIES LESS ASSETS .....................   (3.05%)          (405,246)
                                                     -------        -----------
TOTAL NET ASSETS ..................................  100.00%        $13,279,944
                                                     =======        ===========


*  Non-income producing security.
o  See Note 2 in Notes to Financial Statements.


                       See notes to financial statements.



                                      -2-


                                 MONTEREY FUNDS
                     Schedules of Investments - May 31, 2001
                                   (Unaudited)

MURPHY NEW WORLD
BIOTECHNOLOGY FUND (continued)
--------------------------------------------------------------------------------
Shares                                                                   Value
--------------------------------------------------------------------------------

COMMON STOCK SHORT SALES (10.25%)
               BIOTECHNOLOGY (3.36%)
    (2,000)    Abgenix Inc. ...............................         $   (78,263)
    (2,000)    Applera Celera Corp. .......................             (86,620)
    (2,000)    Human Genome ...............................            (132,710)
    (2,000)    Protein Design .............................            (148,650)
                                                                    -----------
                                                                       (446,243)
                                                                    -----------

               FINANCIAL (4.94%)
    (5,000)    Biotech Holders Trust ......................            (656,250)
                                                                    -----------

               THERAPEUTICS (1.95%)
    (5,000)    Gilead Sciences Inc. .......................            (258,775)
                                                                    -----------

TOTAL COMMON STOCK SHORT SALES
               (Proceeds $ 1,363,868) .....................          (1,361,268)
                                                                    -----------


                                 MONTEREY FUNDS
                     Schedules of Investments - May 31, 2001
                                   (Unaudited)

MURPHY NEW WORLD TECHNOLOGY
CONVERTIBLES FUND
--------------------------------------------------------------------------------
Shares                                                                   Value
--------------------------------------------------------------------------------
COMMON STOCKS 26.46%
               BIOTECHNOLOGY 4.41%
     4,000     Immunex Corp.* .............................         $     63,180
                                                                    ------------

               COMPUTER EQUIPMENT & SOFTWARE 4.16%
     3,900     Oracle Corp.* ..............................               59,670
                                                                    ------------

               SEMICONDUCTORS 10.45%
     1,100     Applied Materials Inc.* ....................               54,918
     2,000     Intel Corp. ................................               54,010
       800     Maxim Integrated Products* .................               40,812
                                                                    ------------
                                                                         149,740
                                                                    ------------

               TELECOMMUNICATIONS 3.75%
     1,700     JDS Uniphase Corp.* ........................               28,407
     1,900     Northern Telecom Ltd.* .....................               25,327
                                                                    ------------
                                                                          53,734
                                                                    ------------

               UTILITIES 3.69%
     1,000     Enron Corp. ................................               52,910
                                                                    ------------

TOTAL COMMON STOCKS
               (cost $484,750) ............................              379,234
                                                                    ------------

PREFFERRED STOCKS 4.80%
               TELECOMMUNICATIONS 4.80%
       450     Global Crossing Pfd Convertible ............               68,850
                                                                    ------------

TOTAL PREFERRED STOCKS
               (cost $114,413) ............................               68,850
                                                                    ------------


                       See notes to financial statements



                                      -3-


                                 MONTEREY FUNDS
                    Schedules of Investments - May 31, 2001
                                   (Unaudited)

MURPHY NEW WORLD TECHNOLOGY
CONVERTIBLES FUND (continued)
--------------------------------------------------------------------------------
Shares/Principal Value                                                Value
--------------------------------------------------------------------------------

CONVERTIBLE BONDS 62.44%
               BIOTECHNOLOGY 7.58%
   125,000     Human Genome 3.75%, due 03/15/07 ...........         $    108,594
                                                                    ------------

               COMMUNICATIONS EQUIPMENT 15.45%
   130,000     Ciena Corp. 3.75%, due 2/1/08 ..............              110,175
   130,000     Comverse Tech Inc. 1.50%, due 12/01/05 .....              111,312
                                                                    ------------
                                                                         221,487
                                                                    ------------

               ELECTRONIC COMPONENTS 15.45%
    70,000     DDI Corp. 5.25%, due 03/01/08 ..............               70,700
    52,000     Sanmina Corp. 4.25%, due 5/1/04 ............               72,670
    65,000     Tribune Co. 2.00%, due 5/15/29 .............               78,013
                                                                    ------------
                                                                         221,383
                                                                    ------------

               SEMICONDUCTORS 10.27%
    45,000     LAM Research Convertible Bond, 2.00%,
                    due 09/01/02 ..........................               53,550
    70,000     LSI Logic Corp. 4.25%, due 03/15/04 ........               93,713
                                                                    ------------
                                                                         147,263
                                                                    ------------

               SOFTWARE 13.69%
    96,000     BEA Systems 4.00%, due 12/15/06 ............              122,040
    75,000     Wind River Systems 5.00%, due 08/01/02 .....               74,156
                                                                    ------------
                                                                         196,196
                                                                    ------------

TOTAL CONVERTIBLE BONDS
               (cost $924,730)                                           894,923
                                                                    ------------


MURPHY NEW WORLD TECHNOLOGY
CONVERTIBLES FUND (continued)
--------------------------------------------------------------------------------
Shares/Principal Value                                                Value
--------------------------------------------------------------------------------

SHORT TERM INVESTMENTS 5.16%
               MUTUAL FUNDS 5.16%
    74,001     Firstar Treasury Fund
                    (cost $74,001) ........................         $     74,001
                                                                    ------------

TOTAL SHORT TERM INVESTMENTS
               (cost $74,001) .............................               74,001

TOTAL INVESTMENTS
               (cost $1,597,894) ...................  98.86%        $  1,417,008
Other assets less liabilities ......................   1.14%              16,383
                                                     -------        ------------
TOTAL NET ASSETS ................................... 100.00%        $  1,433,391
                                                     =======        ============


WRITTEN OPTIONS (0.01%)

Contracts                                                               Value
--------------------------------------------------------------------------------
       (19)    Northern Telecom LTD., Call, Jun/$17.50 ....         $      (143)
                                                                    -----------

TOTAL OPTIONS WRITTEN
               (Premiums received $1,535) .................         $      (143)
                                                                    -----------
* Non income producing security.

                       See notes to financial statements





                                 MONTEREY FUNDS
              Statements of Assets and Liabilities - May 31, 2001
                                  (Unaudited)
                                                                                                  Murphy
                                                                 Murphy           Murphy        New World
                                                               New World         New World      Technology
                                                              Technology       Biotechnology   Convertibles
                                                             -----------------------------------------------
ASSETS
    Cash ...................................................   $          0     $     1,785      $        0
    Investments in securities, at value
            (cost $4,736,161, $4,205,291 and
           $1,597,894,respectively) ........................      2,285,058       3,829,190       1,417,008
    Repurchase agreements (cost $177,000, $9,856,000
            and $0, respectively) ..........................        177,000       9,856,000               0
    Receivable for securities sold .........................          6,350      10,668,210          40,546
    Receivable for fund shares sold ........................         25,055          72,711           3,749
    Income receivable ......................................          3,367           2,372          14,859
    Due from investment adviser (Note 3) ...................          5,746               0           4,199
    Due from broker ........................................         17,676         162,701               0
    Prepaid expenses .......................................         24,319          19,491          17,444
                                                               ------------    ------------    ------------
            Total assets ...................................      2,544,571      24,612,460       1,497,805
                                                               ------------    ------------    ------------


LIABILITIES
    Options written (premiums received $1,535) .............              0               0             143
    Securities sold short, at value (proceeds $1,363,868) ..              0       1,361,268               0
    Payable for securities purchased .......................        302,811       9,895,632          54,137
    Payable for fund shares redeemed .......................              0          64,174               0
    Due to investment adviser (Note 3) .....................              0           8,924               0
    Accrued expenses .......................................          2,336           2,518          10,134
                                                               ------------    ------------    ------------
            Total liabilities ..............................        305,147      11,332,516          64,414
                                                               ------------    ------------    ------------

            Net assets .....................................   $  2,239,424    $ 13,279,944    $  1,433,391
                                                               ============    ============    ============
NET ASSETS
    Shares of beneficial interest, no par value;
            unlimited shares authorized ....................   $  6,315,177    $ 25,308,018    $  2,127,221
    Undistributed net investment income (loss) .............        (24,553)        (80,075)         21,745
    Accumulated net realized gain (loss) on
            investments ....................................     (1,600,097)    (11,574,498)       (536,081)
    Net unrealized appreciation (depreciation)
            on investments .................................     (2,451,103)       (373,501)       (179,494)
                                                               ------------    ------------    ------------
    Net assets .............................................   $  2,239,424    $ 13,279,944    $  1,433,391
                                                               ============    ============    ============

    Net asset value, offering and redemption price per share   $       7.23    $       5.69    $      22.73
                                                               ============    ============    ============
    Shares outstanding .....................................        309,548       2,335,538          63,061
                                                               ============    ============    ============


                       See notes to financial statements



                                 MONTEREY FUNDS
        Statements of Operations - For The Six Months Ended May 31, 2001
                                  (Unaudited)

                                                                                                    Murphy
                                                                    Murphy         Murphy         New World
                                                                  New World       New World       Technology
                                                                 Technology     Biotechnology    Convertibles
                                                               ------------------------------------------------
INVESTMENT INCOME
        Interest ..............................................   $     4,971    $    78,130    $    28,265
        Dividends .............................................         1,498              0          8,853
                                                                  -----------    -----------    -----------
                Total investment income .......................         6,469         78,130         37,118
                                                                  -----------    -----------    -----------

EXPENSES
        Adviser fees (Note 3) .................................        15,589         78,835          5,118
        Distribution fees (Note 4) ............................         3,897         19,709          1,977
        Transfer agent fees ...................................         8,479          8,881          9,976
        Administrative fees (Note 3) ..........................         8,437          9,125          9,234
        Custodian fees ........................................         4,967         11,015          2,177
        Audit fees ............................................         4,025          4,377          4,350
        Legal fees ............................................         2,631          2,785          2,643
        Registration fees .....................................         8,922          8,964          3,898
        Trustees' fees ........................................           612            586            616
        Printing expense ......................................         1,440          2,038          1,801
        Postage expense .......................................           427            563            637
        Other expenses ........................................           902            911            910
                                                                  -----------    -----------    -----------
                Total expenses ................................        60,328        147,789         43,337
        Less: Expense reimbursement from adviser (Note 3) .....       (29,306)             0        (27,606)
                                                                  -----------    -----------    -----------
                Net expenses ..................................        31,022        147,789         15,731
                                                                  -----------    -----------    -----------
                Net investment income (loss) ..................       (24,553)       (69,659)        21,387
                                                                  -----------    -----------    -----------

REALIZED AND UNREALIZED GAIN
        (LOSS) ON INVESTMENTS
        Net realized gain (loss) on securities transactions ...    (1,223,845)    (9,561,984)      (378,248)
        Net realized gain (loss) on option transactions .......             0              0         13,853
        Net realized gain (loss) on securities sold short .....             0        (66,137)             0
        Net change in unrealized appreciation (depreciation) on
                investments ...................................       128,404      4,637,516        321,635
                                                                  -----------    -----------    -----------
        Net gain (loss) on investments ........................    (1,095,441)    (4,990,605)       (42,760)
                                                                  -----------    -----------    -----------
        Net increase (decrease) in net assets
                resulting from operations .....................   $(1,119,994)   $(5,060,264)   $   (21,373)
                                                                  ===========    ===========    ===========


                        See notes to financial statements



                                 MONTEREY FUNDS
                      Statements of Changes in Net Assets

                                                                                                                     Murphy
                                                    Murphy                           Murphy                        New World
                                                  New World                        New World                       Technology
                                                 Technology                      Biotechnology                    Convertibles
                                       -------------------------------------------------------------------------------------------
                                                    For the six                   For the six                   For the six
                                        months ended        Year ended     months ended    Year ended    months ended   Year ended
                                           May 31,           Nov. 30,        May 31,         Nov. 30,       May 31,       Nov. 30,
                                             2001              2000            2001            2000          2001           2000
                                       -------------------------------------------------------------------------------------------
                                                   (Unaudited)                     (Unaudited)                   (Unaudited)
OPERATIONS
   Net investment income (loss) ........   $   (24,553)   $   (47,130)   $   (69,659)   $     23,919    $   21,387    $    69,399
   Net realized gain (loss) on
           securities transactions .....    (1,223,845)      (290,230)    (9,561,984)      6,181,241      (378,248)       (11,386)
   Net realized gain (loss) on
          option transactions ..........             0              0              0               0        13,853              0
   Net realized gain (loss) on
           securities sold short .......             0              0        (66,137)              0             0              0
   Net change in unrealized appreciation
           (depreciation) on investments       128,404     (2,985,427)     4,637,516      (4,877,189)      321,635       (383,812)
                                           -----------    -----------    -----------    ------------    ----------    -----------
   Net increase (decrease) in net assets
           resulting from operations ...    (1,119,994)    (3,322,787)    (5,060,264)      1,327,971       (21,373)      (325,799)
                                           -----------    -----------    -----------    ------------    ----------    -----------
DIVIDENDS PAID TO SHAREHOLDERS
   Dividends from net investment income              0              0        (34,335)              0       (69,042)       (52,385)
   Distributions from net realized gains       (94,317)       (29,969)    (8,120,186)       (128,662)      (38,138)             0
                                           -----------    -----------    -----------    ------------    ----------    -----------
                                               (94,317)       (29,969)    (8,154,521)       (128,662)     (107,180)       (52,385)
                                           -----------    -----------    -----------    ------------    ----------    -----------
FUND SHARE TRANSACTIONS
   Net proceeds from shares sold .......     1,069,427      8,878,237      4,888,915      33,756,994        83,920      1,709,793
   Dividends reinvested ................        89,523         26,928      7,968,511         128,452       100,363         48,541
   Payment for shares redeemed .........    (1,508,728)    (4,253,896)    (6,688,396)    (19,416,961)     (328,452)    (1,137,892)
                                           -----------    -----------    -----------    ------------    ----------    -----------
   Net increase (decrease) in net assets
           from fund share transactions       (349,778)     4,651,269      6,169,030      14,468,485      (144,169)       620,442
                                           -----------    -----------    -----------    ------------    ----------    -----------
   Net increase (decrease) in net assets    (1,564,089)     1,298,513     (7,045,755)     15,667,794      (272,722)       242,258
   NET ASSETS, Beginning of Period .....     3,803,513      2,505,000     20,325,699       4,657,905     1,706,113      1,463,855
                                           -----------    -----------    -----------    ------------    ----------    -----------
   NET ASSETS, End of Period ...........   $ 2,239,424    $ 3,803,513    $13,279,944    $ 20,325,699    $1,433,391    $ 1,706,113
                                           -----------    -----------    -----------    ------------    ----------    -----------
   Undistributed net investment income
           (loss) at end of period .....   $   (24,553)   $         0    $   (80,075)   $     23,919    $   21,745    $    69,400
                                           ===========    ===========    ===========    ============    ==========    ===========
CHANGES IN SHARES OUTSTANDING
   Shares sold .........................       112,912        428,129        641,387       2,586,679         3,348         53,217
   Shares issued on reinvestment
           of dividends ................         8,559          1,176        976,533          17,572         4,269          1,797
   Shares redeemed .....................      (165,585)      (193,998)    (1,002,214)     (1,497,255)      (14,099)       (36,195)
                                           -----------    -----------    -----------    ------------    ----------    -----------
   Net increase (decrease) in
           shares outstanding ..........       (44,114)       235,307        615,706       1,106,996        (6,482)        18,819
                                           ===========    ===========    ===========    ============    ==========    ===========


                       See notes to financial statements

                                 MONTEREY FUNDS
                  Notes to Financial statements -May 31, 2001
                                  (Unaudited)

NOTE 1.  ORGANIZATION

     Monterey Mutual Fund (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust was organized as a Massachusetts business trust on January 6, 1984 and consists of seven series of shares: the PIA Short Term Government Securities Fund, the OCM Gold Fund, the PIA Equity Fund, the Murphy New World Biotechnology Fund, the Murphy New World Technology Fund, the Murphy New World Technology Convertibles Fund and the PIA Total Return Bond Fund (collectively the "Funds"), each of which has separate assets and liabilities and differing investment objectives. The investment objective for each of the Fund's presented herein are: the Murphy New World Technology Fund, (the "Technology Fund"), long-term growth of capital through investing primarily in equity securities of companies that its investment adviser believes can produce products or services that provide or benefit from advances in technology; the Murphy New World Biotechnology Fund, ("Biotechnology Fund"), long-term growth of capital through investing primarily in equity securities of companies that its investment adviser believes can produce products or services that provide or benefit from advances in biotechnology; the Murphy New World Technology Convertibles Fund, ("Convertibles Fund"), to maximize total return through a combination of capital appreciation and income.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

     SECURITY VALUATION - Portfolio securities that are listed on the national securities exchanges are valued at the last sale price as of the close of such securities exchanges, or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Securities and other assets for which market quotations are not readily available are valued at fair market value as determined in good faith by the Investment adviser under procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees. Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair market value). Short-term investments which mature after 60 days are valued at market. Stock Index Futures, which are traded on commodities exchanges, are valued at their last sales price as of the close of such commodities exchanges.

     OPTIONS - When a call is written, an amount equal to the premium received is included in the Statement of Assets and Liabilities as an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. If an option which was written either expires on its stipulated expiration date, or a closing purchase transaction is entered into, a gain is realized (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished.

     If a written call option is exercised, a capital gain or loss is realized from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received.

     The premium paid for the purchase of a call or a put option is included in the asset section of the Statement of Assets and Liabilities as an investment and is subsequently adjusted to the current market value of the option. If a purchased option expires on its stipulated expiration date, a loss is realized in the amount of the cost of the option. If a closing sale transaction is entered into, a gain or loss will be realized depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If a put option is exercised, a gain or loss will be realized from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise will be increased by the premium originally paid.

     FUTURES CONTRACTS - The Technology Fund, the Biotechnology Fund and the Convertibles Fund may from time to time enter into futures contracts as a hedge to provide protection against adverse movements in the prices of securities in the portfolio. When a Fund enters a futures contract, it is required to pledge to the clearing broker an amount of cash and/or securities equal to approximately 5% of the contract amount. This amount is known as the "initial margin". Pursuant to the futures contract, the Fund agrees to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the value at the close of the day and the price at which the futures contract was originally struck. Such payments, known as the "variation margin", are recorded by the Fund as unrealized gains or losses. When the futures contract expires or is closed by the Fund, it realizes a gain or loss.

FINANCIAL INSTRUMENTS WITH OFF BALANCE SHEET RISK - Futures contracts involve elements of market risk and credit risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The contract amounts of these futures contracts reflect the extent of exposure to off balance sheet risk.

                                 MONTEREY FUNDS
             Notes to Financial statements -May 31, 2001 (continued)
                                   (Unaudited)



     The predominant market risk is that movements in the prices of the Trust's portfolio securities being hedged may not correlate perfectly with the movement in the prices of the future contracts. The lack of correlation could render the Trust's hedging strategy unsuccessful and could result in a loss to the Trust.

     Futures contracts are purchased only on exchanges. The exchange acts as the counterparty to the Trust's futures transactions; therefore the Trust's credit risk is limited to failure of the exchange.

     Subsequent market fluctuations of securities sold short may require a Trust to purchase securities at prices which exceed the value reflected on the Statement of Assets and Liabilities.

     FEDERAL INCOME TAXES - It is each Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to its shareholders. Therefore, the Funds paid no Federal Income taxes and no Federal Income tax provision was required.

     OTHER - Securities transactions are recorded no later than the first business day after the trade date. Discounts and premiums on securities purchased are amortized over the life of the respective security. Realized gains and losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

     USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 3.  INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS

     The Technology Fund and Biotechnology Fund have an investment advisory agreement with Investment Management, Inc. ("Murphy"). Whereby each Fund pays Murphy a fee, computed daily and payable monthly, at the following annual rate of 1.00% of their respective net assets.

     The Convertibles Fund also has an investment advisory agreement with Murphy. The Convertibles Fund pays Murphy a fee computed daily and payable monthly, at the following annual rate based upon daily net assets:

                ASSETS                                              FEE RATE
                ------                                              --------
               0 to $150 million ...................................  0.625%
               $150 million to $250 million ........................  0.500%
               Over $250 million ...................................  0.375%

     For the six months ended May 31, 2001 Murphy agreed to reimburse the Funds for expenses in excess of 1.99% of average net assets. The amounts reimbursed by the adviser for the period ended May 31, 2001 are set forth in the Statement of Operations.

     The Funds have a fund accounting and administrative agreement with American Data Services, Inc. ("ADS").

                                 MONTEREY FUNDS
             Notes to Financial statements -May 31, 2001 (continued)
                                   (Unaudited)

NOTE 4.  DISTRIBUTION AGREEMENT AND PLAN

     Syndicated Capital, Inc. serves as the Distributor of each Fund's shares. The President and sole shareholder of the Distributor is also a trustee of the Trust.

     The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan authorizes each Fund to reimburse the Distributor for marketing expenses incurred in distributing shares of each Fund, including the cost of printing sales material and making payments to dealers in each Fund shares, in any fiscal year, subject to a limit of 0.25%.

NOTE 5.  PURCHASES AND SALES OF SECURITIES

     The cost of purchases and sales of investment securities (other than short-term investments) for the six months ended May 31, 2001, were as follows:

                                               PURCHASES               SALES
                                               ---------               -----
               Technology Fund ............  $  2,268,092        $   2,485,962
               Biotechnology Fund .........    94,263,002          110,289,404
               Convertibles Fund ..........     1,433,700            1,755,814

     The identified cost of investments in securities owned by each Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at May 31, 2001, were as follows:

                              IDENTIFIED  UNREALIZED    UNREALIZED
                                COST     APPRECIATION  DEPRECIATION       NET
                                ----     ------------  ------------       ---
     Technology Fund ....... $  4,913,161  $   9,701  $(2,460,804)  $(2,451,103)
     Biotechnology Fund ....   12,697,423     79,649     (453,150)     (373,501)
     Convertibles Fund .....    1,596,359     19,697     (199,191)     (179,494)

     Transactions for all options written during the six months ended May 31, 2001 were as follows:

MURPHY NEW WORLD TECHNOLOGY CONVERTIBLES FUND:
                                                  NUMBER OF
                                                  CONTRACTS        PREMIUMS
                                                  ---------        --------
               Options Written .................       119        $  21,691
               Options terminated in closing
                    purchase transactions ......       (66)         (13,773)
               Options expired .................       (19)         ( 3,121)
               Options assigned ................       (15)         ( 3,262)
                                                      ----        ---------
               Options outstanding at May 31, 2001      19            1,535
                                                      ====        =========


     At November 30, 2000, the Technology Fund and Convertibles Fund had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

Capital loss carryovers expiring in:

                                    TECHNOLOGY FUND          CONVERTIBLES FUND
                                    ---------------          -----------------
               2006                    $         0              $     87,056
               2008                        122,373                         0
                                       -----------              ------------
                                       $   122,273              $     87,056
                                       -----------              ------------


                                 MONTEREY FUNDS
                          MURPHY NEW WORLD TECHNOLOGY
                              Financial Highlights


                                               For the six
                                               months ended    Year ended   Year ended       Year ended  Year ended      Year ended
                                                  May 31,       Nov. 30,      Nov. 30,        Nov. 30,     Nov. 30,        Nov. 30,
                                                   2001           2000          1999            1998         1997          1996*
                                              -------------------------------------------------------------------------------------
                                               (Unaudited)

Per Share Operating Performance
(For a share outstanding throughout each period)

Net asset value, beginning of period ......   $      10.75   $      21.17  $      11.64  $      19.18  $      20.51  $    17.81
                                              ------------   ------------  ------------  ------------  ------------  ----------

Income From Investment Operations
Net investment income .....................          (0.07)         (0.13)        (0.17)        (0.31)        (0.33)      (0.40)
Net realized and unrealized gain (loss)
        on investments ....................          (3.17)        (10.06)         9.70         (4.77)        (0.40)       4.86
                                              ------------   ------------  ------------  ------------  ------------  ----------
Total from investment operations ..........          (3.24)        (10.19)         9.53         (5.08)        (0.73)       4.46
                                              ------------   ------------  ------------  ------------  ------------  ----------

Less Distributions
Distributions from net realized gain ......          (0.28)         (0.23)         0.00         (2.46)        (0.60)      (1.76)
                                              ------------   ------------  ------------  ------------  ------------  ----------
Total distributions .......................          (0.28)         (0.23)         0.00         (2.46)        (0.60)      (1.76)
                                              ------------   ------------  ------------  ------------  ------------  ----------
Net asset value, end of period ............   $       7.23      $   10.75    $    21.17    $    11.64    $    19.18    $  20.51
                                              ============   ============  ============  ============  ============  ==========
Total return** ............................         (30.94%)       (48.71%)       81.87%       (28.51%)       (3.69%)     26.32%

Ratios/Supplemental Data
Net assets, end of period (in 000's)  .....  $       2,239     $    3,804    $    2,505    $    1,016    $    1,439    $    886
Ratio of expenses to average net assets ...           1.99%+         1.99%         1.99%         2.44%         2.44%       2.34%
Ratio of expenses to average net assets,
        before reimbursement ..............           3.87%+         3.11%         6.10%         7.14%         8.13%      10.44%
Ratio of net investment income (loss) to
        average net assets ................          (1.57%)+       (1.05%)       (1.32%)       (2.20%)       (1.96%)      2.06%
Portfolio turnover rate ...................          75.39%        628.07%       434.84%       142.89%        57.01%      17.33%

-------------
+   Annualized
**  Not annualized for periods less than one year.
*   Based on average shares outstanding.
++ On 12/13/96 Murphy Investment Management became the Fund's investment adviser.
    Prior to 12/13/96, Monitrend Investment Management Inc. was the Fund's investment adviser.



                       See notes to financial statements


                                 MONTEREY FUNDS
                         MURPHY NEW WORLD BIOTECHNOLOGY
                              Financial Highlights


                                               For the six
                                               months ended    Year ended   Year ended       Year ended  Year ended      Year ended
                                                  May 31,       Nov. 30,      Nov. 30,        Nov. 30,     Nov. 30,        Nov. 30,
                                                   2001           2000          1999            1998         1997          1996*
                                              -------------------------------------------------------------------------------------
                                               (Unaudited)

Per Share Operating Performance
(For a share outstanding throughout each period)

Net asset value, beginning of period ......      $    11.82      $     7.60     $    6.39    $    8.07     $    7.19     $  6.74
                                                 ----------      ----------     ---------    ---------     ---------     -------

Income From Investment Operations
Net investment income (loss) ..............           (0.04)           0.01          0.00        (0.15)        (0.16)      (0.17)
Net realized and unrealized gain (loss) on
        investments .......................           (1.34)           4.42          1.21        (1.53)         1.04        0.62
                                                 ----------      ----------     ---------    ---------     ---------     -------
Total from investment operations ..........           (1.38)           4.43          1.21        (1.68)         0.88        0.45
                                                 ----------      ----------     ---------    ---------     ---------     -------

Less Distributions
Dividends from net investment income ......           (0.02)           0.00          0.00         0.00          0.00        0.00
Distributions from net realized gains .....           (4.73)          (0.21)         0.00         0.00          0.00        0.00
                                                 ----------      ----------     ---------    ---------     ---------     -------
Total distributions .......................           (4.75)          (0.21)         0.00         0.00          0.00        0.00
                                                 ----------      ----------     ---------    ---------     ---------     -------
Net asset value, end of period ............      $     5.69      $    11.82     $    7.60    $    6.39     $    8.07     $  7.19
                                                 ==========      ==========     =========    =========     =========     =======
Total return** ............................          (23.84%)         59.99%        18.94%      (20.82%)       12.24%       6.67%

Ratios/Supplemental Data
Net assets, end of period (in 000's) ......      $   13,280      $   20,326     $   4,658    $   3,958    $    2,353    $    231
Ratio of expenses to average net assets ...            1.87%+          1.89%         1.99%        2.44%         2.47%       2.65%
Ratio of expenses to average net assets,
        before reimbursement ..............            1.87%+          1.89%         3.27%        3.79%         8.58%      15.28%
Ratio of net investment income (loss) to
        average net assets ................           (0.88%)+         0.16%         0.02%       (2.11%)       (1.98%)     (2.31%)
Portfolio turnover rate ...................          763.84%       1,355.00%       313.79%      458.56%        15.09%       2.79%


----------
+  Annualized
** Not annualized for periods less than one year.
*  Based on average shares outstanding.
++ On 12/20/96 Murphy Investment Management became the Fund's investment adviser.
   Prior to 12/20/96, Monitrend Investment Management Inc. was the Fund's investment adviser.



                       See notes to financial statements



                                 MONTEREY FUNDS
                    MURPHY NEW WORLD TECHNOLOGY CONVERTIBLES
                              Financial Highlights


                                               For the six
                                               months ended    Year ended   Year ended       Year ended  Year ended      Year ended
                                                  May 31,       Nov. 30,      Nov. 30,        Nov. 30,     Nov. 30,        Nov. 30,
                                                   2001           2000          1999            1998         1997          1996*
                                              -------------------------------------------------------------------------------------
                                               (Unaudited)


Per Share Operating Performance
(For a share outstanding throughout each period)

Net asset value, beginning of period ......    $    24.53     $    28.86    $    22.14    $    26.52    $    26.64    $    21.42
                                               ----------     ----------    ----------    ----------    ----------    ----------

Income From Investment Operations
Net investment income (loss) ..............          0.27           1.01          1.05          1.19          0.21          0.01
Net realized and unrealized gain (loss)
        on investments ....................         (0.44)         (4.29)         6.79         (5.27)        (0.33)         5.23
                                               ----------     ----------    ----------    ----------    ----------    ----------
Total from investment operations ..........         (0.17)         (3.28)         7.84         (4.08)        (0.12)         5.24
                                               ----------     ----------    ----------    ----------    ----------    ----------

Less Distributions
Dividends from net investment income ......         (1.05)         (1.05)        (1.12)        (0.30)         0.00         (0.02)
Distributions from net realized gains .....         (0.58)          0.00          0.00          0.00          0.00          0.00
                                               ----------     ----------    ----------    ----------    ----------    ----------
Total distributions .......................         (1.63)         (1.05)        (1.12)        (0.30)         0.00         (0.02)
                                               ----------     ----------    ----------    ----------    ----------    ----------
Net asset value end of period .............     $   22.73     $    24.53    $    28.86    $    22.14    $    26.52    $    26.66
                                               ==========     ==========    ==========    ==========    ==========    ==========

Total return** ............................         (0.91%)       (11.70%)       37.16%       (15.55%)       (0.45%)       24.49%

Ratios/Supplemental Data
Net assets, end of period (in 000's) ......    $    1,433     $    1,706    $    1,464    $    1,123    $    1,435    $    1,560
Ratio of expenses to average net assets ...          1.99%+         1.99%         1.99%         2.44%         2.44%         2.26%
Ratio of expenses to average net
        assets, before reimbursement ......          5.48%+         4.94%         6.91%         6.94%         6.83%         5.11%
Ratio of net investment income (loss) to
     average net assets ...................          2.71%+         3.38%         3.99%         4.64%         0.76%         0.04%
Portfolio turnover rate ...................         95.87%        466.34%       156.08%        28.90%        85.91%        80.93%



----------
+   Annualized
**  Not annualized for periods less than one year.
++ On 12/13/96 Murphy Investment Management became the Fund's investment adviser.
    From 2/1/95 to 12/31/96 MidCap Associates, Inc. was the Fund's investment adviser.
    Prior to 2/1/95, Monitrend Investment Management Inc. was the Fund's investment adviser.



                       See notes to financial statements

                             Monterey Mutual Funds
                                Distributed by:
                            Syndicated Capital, Inc.
                          1299 Ocean Avenue, Suite 210
                             Santa Monica, CA 90401

                                                                MONTEREY
                                                                 FUNDS

                                                         - PIA Short-Term
                                                           Government Securities
                                                         - PIA Total Return Bond
                                                         - PIA Equity




                                                        [LOGO] MONTEREY
                                                               MUTUAL
                                                               FUND






                                                        SEMI-ANNUAL REPORT
                                                           MAY 31, 2001
                                                           (UNAUDITED)



                                 MONTEREY FUNDS
                     Schedules of Investments -May 31, 2001
                                  (Unaudited)

PIA SHORT-TERM
GOVERNMENT FUND
--------------------------------------------------------------------------------
Principal
Value                                                                   Value
--------------------------------------------------------------------------------
DEBT SECURITIES 84.83%
              MORTGAGE BACKED 26.79%
$   640,000   Aames Mortgage 2000-1 A 7.48%, due 08/25/22 ...........$   658,210
  1,167,417   Bear Stearns Mortgage Sec. Inc., 7.00%,
               due 11/25/10 .........................................  1,182,132
    600,000   Centex Home Equity 6.74%, due 8/25/21 .................    612,899
    196,758   Centex Home Equity 7.55%, due 04/25/10 ................    198,516
  1,000,000   Chase Credit Card Master Trust 6.00%,
               due 08/15/05 .........................................  1,021,437
    720,000   CIT Equipment 6.84%, due 06/20/04 .....................    741,672
  1,000,000   CIT Group Inc. 7.375%, due 03/15/03 ...................  1,038,281
    500,000   Citigroup 5.700%, due 02/06/04 ........................    505,089
    359,683   Conseco Finance 6.98%, due 06/25/11 ...................    363,922
    650,000   Conseco Finance Lease 7.48%, due 08/20/05 .............    676,934
    520,000   Contimortgage Home Equity Loan Trust, 6.28%,
               due 12/25/19 .........................................    528,301
    440,930   Countrywide 2000-2 8.18%, due 06/26/20 ................    451,282
    605,216   Countrywide Home Loans, Inc. 8.00%, due 08/25/27 ......    626,795
    640,000   CWL 2001-1 5.846%, due 07/25/20 .......................    646,946
    513,175   Duck Auto Trust 6.76%, due 04/15/05 ...................    520,406
    739,930   Fairbanks Capital Inc. 5.81%, due 05/25/28 ............    745,775
  1,130,000   FNHA Trust 2001-W1 5.72%, due 04/25/16 ................  1,079,415
    730,000   Ford Credit Auto 2000-C 7.24%, due 02/15/04 ...........    753,807

PIA SHORT-TERM
GOVERNMENT FUND
--------------------------------------------------------------------------------
Principal
Value                                                                   Value
--------------------------------------------------------------------------------

              MORTGAGE BACKED 26.79% (continued)
$   236,375   Green Tree Recreational Corp. 6.55%, due 07/15/28 .....$   241,141
    506,941   Goldman Sachs Mortgage Securities 2000-1 A 6.721%,
               due 03/20/23 .........................................    508,802
    710,000   Goldman Sachs Mortgage Securities
               2000-GSFL A 6.170% due 08/15/12 ......................    710,284
    422,652   LB Commercial Conduit Mortgage Trust, 7.203%,
               due 08/25/04 .........................................    432,480
     46,370   Norwest Asset Securities Corp., 7.00%,
               due 04/25/12 .........................................     46,371
    850,000   Onyx Auto 2000-D 6.69%, due 12/15/04 ..................    876,764
  1,000,000   Prudential Home Ser 1993-9, 7.50%, due 03/25/08 .......  1,029,512
    286,607   RASC 2000-KS1 7.615%, due 01/25/15 ....................    288,889
    500,000   Salomon Brothers 1997-LB6 6.91%, due 12/25/27 .........    508,000
    120,384   Security National Mortgage Loan Trust, 7.171%,
               due 02/25/06 .........................................    121,469
  1,000,000   Union Acceptance Corp. 5.29%, due 11/08/05 ............  1,008,525
    440,000   WFS Financial Owner Trust 6.83%, due 11/20/03 .........    454,145
                                                                     -----------
                                                                      18,578,201
                                                                     -----------

              GOVERNMENT AGENCIES 41.98%
  5,700,000   Federal Home Loan Bank 5.375%, due 01/05/04 ...........  5,779,618
    303,521   FHLMC M80409 6.00%, due 01/01/03 ......................    304,024
     79,245   FHLMC N96340 6.00%, due 04/01/03 ......................     79,376
     90,107   FHLMC N96342 6.00%, due 04/01/03 ......................     90,256
    267,090   FHLMC N96446 6.50%, due 04/01/03 ......................    269,954


                       See notes to financial statements



                                      -2-

                                 MONTEREY FUNDS
                     Schedules of Investments -May 31, 2001
                                   (Unaudited)

PIA SHORT-TERM
GOVERNMENT FUND (continued)
--------------------------------------------------------------------------------
Principal
Value                                                                   Value
--------------------------------------------------------------------------------

              GOVERNMENT AGENCIES 41.98% (continued)
$   147,322   FHLMC N96369 6.00%, due 04/01/03 ......................$   147,566
     75,007   FHLMC N96415 6.50%, due 05/01/03 ......................     75,812
     98,219   FHLMC N96779 6.50%, due 08/01/03 ......................     99,272
    248,458   FHLMC L80215 6.50%, due 08/01/03 ......................    251,121
    185,353   FHLMC L80218 6.50%, due 09/01/03 ......................    187,340
    360,595   FHLMC M80478 7.00%, due 06/01/04 ......................    365,700
    104,570   FHLMC 609231 5.614%, due 02/01/24 .....................    107,651
    443,504   FHLMC 1232F 7.50%, due 09/15/06 .......................    451,924
    225,906   FHLMC ARM 755204 8.064%, due 08/01/15 .................    229,407
    436,598   FHLMC ARM Pool 6.892%, due 10/01/22 ...................    444,787
    229,600   FHLMC ARM Pool 845113 8.114%, due 02/01/22 ............    235,278
    165,507   FHLMC ARM pool 845755 8.217%, due 06/01/23 ............    169,921
    268,701   FNMA FRN 1992-22 HA 7.00%, due 11/25/05 ...............    268,934
    302,354   FNMA CMO 415842 11.00%, due 01/01/13 ..................    331,108
  1,000,000   FNMA 1992-180 6.76%, due 01/25/22 .....................  1,004,791
  4,000,000   FNMA 5.25%, due 01/15/03 ..............................  4,054,972
  2,600,000   FNMA 4.625%, due 05/15/03 .............................  2,596,620
  5,000,000   FNMA 5.625%, due 05/14/04 .............................  5,094,380
    211,955   GNMA ARM 8871 6.13%, due 11/20/21 .....................    217,754


PIA SHORT-TERM
GOVERNMENT FUND (continued)
--------------------------------------------------------------------------------
Principal
Value                                                                   Value
--------------------------------------------------------------------------------

              Government Agencies 41.98% (continued)
$ 1,502,591   GNMA ARM 8062 6.13%, due 10/20/22 .....................$ 1,543,775
  1,022,815   GNMA ARM 80013 7.00%, due 11/20/26 ....................  1,047,281
    668,998   GNMA ARM 80021 6.13%, due 12/20/26 ....................    686,690
    240,387   GNMA ARM 80029 6.38%, due 01/20/27 ....................    244,429
    430,268   GNMA ARM 80122 6.13%, due 10/10/27 ....................    441,542
  2,248,864   GNMA ARM 80154 6.38%, due 01/20/28 ....................  2,282,060
                                                                     -----------
                                                                      29,103,343
                                                                     -----------

              U.S. TREASURY NOTES 16.06%
  2,000,000   U.S. Treasury 5.375%, due 06/30/03 ....................  2,043,500
  3,000,000   U.S. Treasury Note 5.75%, due 08/15/03 ................  3,087,714
  5,800,000   U.S. Treasury 5.875%, due 02/15/04 ....................  5,999,607
                                                                     -----------
                                                                      11,130,821
                                                                     -----------

TOTAL DEBT SECURITIES
              (cost $58,288,672) .................................... 58,812,365
                                                                     -----------

SHORT TERM INVESTMENTS 13.02%
              GOVERNMENT SECURITIES 9.36%
  3,000,000   Fannie Mae Discount Note 3.94%, due 06/21/01 ..........  2,993,433
  2,000,000   Fannie Mae Discount Note 3.95%, due 06/19/01 ..........  1,996,050
  1,500,000   Farmer Mac Discount Note 4.09%, due 06/01/01 ..........  1,500,000
                                                                     -----------
              (cost $6,489,483) .....................................  6,489,483
                                                                     -----------


                       See notes to financial statements


                                      -3-

                                 MONTEREY FUNDS
                     Schedules of Investments -May 31, 2001
                                   (Unaudited)

PIA SHORT-TERM
GOVERNMENT FUND (continued)
--------------------------------------------------------------------------------
Principal
Value                                                                   Value
--------------------------------------------------------------------------------

              MUTUAL FUNDS 3.66%
$ 2,540,528   Firstar Treasury Fund
              (cost $2,540,528) .....................................$ 2,540,528
                                                                     -----------

TOTAL SHORT TERM INVESTMENTS
              (cost $9,030,011) .....................................  9,030,011
                                                                     -----------


TOTAL INVESTMENTS
              (cost $67,318,683) .................. 97.85%            67,842,376
OTHER ASSETS LESS LIABILITIES .....................  2.15%             1,488,579
                                                   ------            -----------
TOTAL NET ASSETS ..................................100.00%           $69,330,955
                                                   ======            ===========

----------
FHLMC   Federal Home Loan Mortgage Corporation
FNMA    Federal National Mortgage Association
ARM     Adjustable Rate Mortgage
FRN     Floating Rate Note
CMO     Collateralized Mortgage Obligation
GNMS    Government National Mortgage Association
   *    Non income producing security.



PIA TOTAL RETURN
BOND FUND
--------------------------------------------------------------------------------
Shares                                                                 Value
--------------------------------------------------------------------------------

              PREFERRED STOCK 0.89%
     11,300   New Plan Excel Realty Trust Inc. Pfd B ................$   271,765
      7,500   Thornburg Mortgage Asset Corp. Series A ...............    185,550
                                                                     -----------

              TOTAL PREFERRED STOCK
              (cost $426,427) .......................................    457,315
                                                                     -----------

Principal
Value                                                                    Value
--------------------------------------------------------------------------------

LONG TERM INVESTMENTS 95.07%
              MORTGAGE BACKED SECURITIES 9.01%
$   487,431   BA Mortgage Securities Inc., 7..25%, due 10/25/27 .....    497,407
    211,032   Blackrock Capital Finance L.P. 1997 R1 6.1042%,
               due 03/25/37 .........................................    210,770
    161,576   CAPCO 1998-D7-A-1A, 5.86%, due 09/16/30 ...............    161,828
    175,000   Carousel Center Finance Inc. A1, 6.828%,
               due 11/15/07 .........................................    179,584
    490,000   Chase Mortgage Finance Corp., 7.25%, due 06/25/25 .....    491,022
    480,000   Countrywide 00-1 A2 7.25%, due 02/25/30 ...............    488,886
    250,000   Countrywide-Private Resecuritization Trust 7.006%,
               due 12/28/27 .........................................    203,203
    298,330   DLJ Mortgage Acceptance Corp. 8.10%, 1994-MF11 A1,
               due 06/18/04 .........................................    299,008
     37,857   FDIC Remic Trust 1996-C1 1A, 6.75%, due 05/25/26 ......     38,497
    340,000   FDICR 1996-CL D 7.25%, due05/25/26 ....................    345,681
    778,981   First Union Residential Securitization Trust 7.00%,
               due 04/25/25 .........................................    785,038


                       See notes to financial statements



                                      -4-

                                 MONTEREY FUNDS
                     Schedules of Investments -May 31, 2001
                                   (Unaudited)

PIA TOTAL RETURN
BOND FUND (continued)
--------------------------------------------------------------------------------
Principal
Value                                                                   Value
--------------------------------------------------------------------------------

              MORTGAGE BACKED SECURITIES 9.01%
              (continued)
$   209,194   Lehman Structured Securities Corp., 7.995%,
               due 06/25/26 .........................................$   214,751
    466,702   SASCO 1998-C3A E, 5.256%, due 06/25/01 ................    466,886
     62,507   Security National Mortgage Loan Trust 7.17078%,
               due 02/25/06 .........................................     63,071
    188,924   Structured Settlements 99-A A, 7.25%, due 10/20/15 ....    193,234
                                                                     -----------
                                                                       4,638,866
                                                                     -----------

              ASSET BACKED SECURITIES 5.89%
    365,000   California Infrastructure PG&E, 1997-A7, 6.42%,
               due 09/25/08 .........................................    373,641
    200,000   CIGNA CBO 1996-1 A2 6.46%, due 11/15/08 ...............    194,719
    720,590   Residential Funding Mtg Sec 1 7.44563%,
               due 04/25/27 .........................................    737,470
    500,000   Rhyno CBO Delaware Corp., 1997-1 A2, 6.33%,
               due 09/15/09 .........................................    499,609
    370,000   Team Fleet Financial 1998--3 A 6.13%, due 10/25/04 ....    369,636
    835,125   The Money Store Home Equity Trust 7.69%,
               due 05/15/24 .........................................    859,309
                                                                     -----------
                                                                       3,034,384
                                                                     -----------

CORPORATE BONDS 25.96%
              AEROSPACE/DEFENSE 0.98%
    345,173   Airplanes Passthrough Trust, 8.15%, due 03/15/19 ......    330,899
    175,000   Lockheed Martin Marietta, 7.00%, due 03/15/11 .........    171,204
                                                                     -----------
                                                                         502,103
                                                                     -----------
              AIRLINES 0.89%
    400,000   Delta Air Lines 10.50%, due 04/30/16 ..................    435,842


PIA TOTAL RETURN
BOND FUND (continued)
--------------------------------------------------------------------------------
Principal
Value                                                                   Value
--------------------------------------------------------------------------------

              AIRLINES 0.89% (continued)
$    25,000   Southwest Air, 7.375%, due 03/01/27 ...................$    23,761
                                                                     -----------
                                                                         459,603
                                                                     -----------

              AUTOMOTIVE 1.64%
    210,000   Ford Motor Credit, 9.14%, due 12/30/14 ................    228,811
    210,000   GMAC, 5.875%, due 01/22/03 ............................    212,344
    400,000   GMAC FRN, 7.053%, due 11/07/03 ........................    400,624
                                                                     -----------
                                                                         841,779
                                                                     -----------
              AVIATION LEASING 1.17%
    600,000   Pegasus Aviation 2001-1, 5.535%, due 5/10/31 ..........    599,769
                                                                     -----------

              BANKING & Financial Services 8.44%
    135,000   Banc One Corp., 7.625%, due 10/15/26 ..................    138,378
    175,000   BankBoston, 6.375%, due 03/25/08 ......................    173,026
    340,000   Bankers Trust, 8.125%, due 04/01/02 ...................    350,290
    185,000   Bear Stearns Co., 7.00%, due 03/01/07 .................    188,013
    335,000   Countrywide Home Loan, 7.26%, due 05/10/04 ............    349,421
    502,259   Countrywide Home Ln 1998-3 A6 6.75%, due 04/25/28 .....    497,932
    160,000   Fairfax Financial Holdings 144A, 7.375%,
               due 03/15/06 .........................................    143,922
    160,000   First Bank System, 7.625%, due 05/01/05 ...............    167,860
    270,000   Freemont General Corp. 144A, 7.875%, due 03/17/09 .....    145,800


                       See notes to financial statements



                                      -5-

                                 MONTEREY FUNDS
                     Schedules of Investments -May 31, 2001
                                   (Unaudited)

PIA TOTAL RETURN
BOND FUND (continued)
--------------------------------------------------------------------------------
Principal
Value                                                                   Value
--------------------------------------------------------------------------------

              BANKING & FINANCIAL SERVICES 8.44%
              (continued)
$   255,000   General Electric Capital 8.875%, due 05/15/09 .........$   298,994
    225,000   Lehman Brothers Holdings, 6.50%, due 10/01/02 .........    229,458
    450,000   Merit Securities Corp., 7.88%, due 12/28/33 ...........    446,943
    170,000   Morgan Stanley Group, 6.875%, due 03/01/07 ............    174,551
    315,000   PNC Bank Corp., 7.875%, due 04/15/05 ..................    333,783
    160,000   SIUK PLC, 6.80%, due 12/01/06 .........................    156,383
    550,000   Wells Fargo & Co., 5.90%, due 05/21/06 ................    550,459
                                                                     -----------
                                                                       4,345,213
                                                                     -----------

              CHEMICALS 0.39%
    205,000   Eastman Chemical Co., 6.375%, due 01/15/04 ............    202,238
                                                                     -----------

              COMPUTERS/SOFTWARE 0.32%
    175,000   Computer Associates International, 6.375%,
               due 04/15/05 .........................................    167,195
                                                                     -----------

              CRUISELINES 0.63%
    180,000   Carnival Corp., 6.15%, due 04/15/08 ...................    172,932
    165,000   Royal Caribbean Cruises, 7.00%, due 10/15/07 ..........    152,071
                                                                     -----------
                                                                         325,003
                                                                     -----------

              DIVERSIFIED MINERALS 0.40%
    200,000   American Re Corp., 7.45%, due 10/15/26 ................    205,346
                                                                     -----------

PIA TOTAL RETURN
BOND FUND (continued)
--------------------------------------------------------------------------------
Principal
Value                                                                   Value
--------------------------------------------------------------------------------

              ELECTRONIC COMPONENTS/SEMICONDUCTORS 0.62%
$   180,000   Applied Materials, 6.75%, due 10/15/07 ................$   182,286
    180,000   Thomas & Betts Corp., 6.625%, due 05/07/08 ............    137,850
                                                                     -----------
                                                                         320,136
                                                                     -----------

              EQUIPMENT 0.70%
    357,401   Citec 2001-1B CIT Equipment, 5.31%, due 10/20/09 ......    359,797
                                                                     -----------

              HOTELS 0.77%
    220,000   Marriott International 144A, 6.875%, due 11/15/05 .....    222,851
    175,000   Mirage Resorts Inc., 7.25%, due 10/15/06 ..............    173,395
                                                                     -----------
                                                                         396,246
                                                                     -----------

              INSURANCE 1.65%
    205,000   Aetna Services Inc., 7.125%, due 08/15/06 .............    214,043
    170,000   CNA Financial Corp., 6.50%, due 04/15/05 ..............    165,846
    215,000   Conseco Inc., 6.40%, due 06/15/01 .....................    215,269
    110,000   First Security Corp., 6.875%, due 11/15/06 ............    113,810
    140,000   ITT Hartford Group, 6.375%, due 11/01/02 ..............    142,635
                                                                     -----------
                                                                         851,603
                                                                     -----------

              MULTIMEDIA 0.38%
    190,000   Time Warner Entertainment, 7.25%, due 09/01/08 ........    196,367
                                                                     -----------


                       See notes to financial statements



                                      -6-

                                 MONTEREY FUNDS
                     Schedules of Investments -May 31, 2001
                                   (Unaudited)

PIA TOTAL RETURN
BOND FUND (continued)
--------------------------------------------------------------------------------
Principal
Value                                                                   Value
--------------------------------------------------------------------------------

              PIPELINE 0.36%
$   175,000   Questar Pipeline Corp., 9.375%, due 06/01/21 ..........$   183,408

              Real Estate & Mortgage Related 2.16%
    270,000   Health Care Properties Inc., 6.50%, due 02/15/06 ......    258,324
    191,000   Kimco Realty Corp., 6.50%, due 10/01/03 ...............    194,227
    150,000   Nationwide Health Properties Inc., 8.67%,
               due 03/10/05 .........................................    150,760
    205,000   Security Cap. Industrial, 7.625%, due 07/01/17 ........    195,908
    310,000   United Dominion Realty, 7.95%, due 07/12/06 ...........    314,533
                                                                     -----------
                                                                       1,113,752
                                                                     -----------

              RETAIL 0.98%
    350,000   Ikon Office Solutions Inc., 6.75%, due 11/01/04 .......    327,138
    190,000   J.C. Penney & Co., 7.60%, due 04/01/07 ................    175,513
                                                                     -----------
                                                                         502,651
                                                                     -----------

              TELECOMMUNICATIONS 1.48%
    175,000   Airtouch Communications, 6.65%, due 05/01/08 ..........    174,409
    240,000   AT&T Corp., 6.00%, due 03/15/09 .......................    225,434
    205,000   Frontier Corp., 7.25%, due 05/15/04 ...................    193,027
    165,000   Worldcom Inc., 7.55%, due 04/01/04 ....................    169,898
                                                                     -----------
                                                                         762,768
                                                                     -----------

              TRANSPORTATION 1.19%
    170,000   AMR Corp., 10.05%, due 03/07/06 .......................    183,301
    165,000   Canadian National Railway, 7.00%, due 03/15/04 ........    169,631



PIA TOTAL RETURN
BOND FUND (continued)
--------------------------------------------------------------------------------
Principal
Value                                                                   Value
--------------------------------------------------------------------------------


              TRANSPORTATION 1.19% (continued)
$   270,253   Federal Express Corp. 6.845%, due 01/15/19 ............$   262,034
                                                                     -----------
                                                                         614,966
                                                                     -----------

              UTILITIES 0.81%
    300,000   AES Ironwood LLC, 8.857%, due 11/30/25 ................    306,055
    180,000   Southern California Edison, 6.65%, due 04/01/29 .......    108,900
                                                                     -----------
                                                                         414,955
                                                                     -----------

              U.S. GOVERNMENT SECURITIES 54.21%
              GOVERNMENT AGENCIES 16.62%
     68,104   Fannie Mae X-130A H, 6.30%, due 09/25/18 .............      68,788
    322,000   FHG 42 I, 8.00%, due 10/17/24 ........................     337,437
    241,883   FHLMC 1387S, 4.143%, due 10/15/07 ....................      19,721
    310,000   FHLMC, 7.00%, due 03/15/10 ...........................     329,707
    100,000   FHLMC 1704 E, 6.50%, due 03/15/09 ....................     101,415
    250,000   FHLMC 1312 I, 8.00%, due 07/15/22 ....................     262,796
    323,270   FHLMC 1424S, 4.093%, due 11/15/22 ....................      31,175
    500,000   FNMA, 6.00%, due 05/15/11 ............................     496,550
      3,539   FNMA 1992-12 SA, 6.171%, due 01/25/22 ................       3,533
    732,652   FNMA 429618, 6.50%, due 07/01/28 .....................     723,823
     80,578   FNMA 443589, due 10/01/28 ............................      79,607
    657,410   FNMA 533167, 7.50%, due 04/01/30 .....................     672,737
     61,256   FNMA 531331, 7.50%, due 04/01/30 .....................      62,684
    523,254   FNMA Pool 313947, 7.00%, due 01/01/28 ................     527,669
  1,409,722   FNMA Pool 495378, 6.00%, due 04/01/29 ................   1,358,943

                       See notes to financial statements



                                      -7-

                                 MONTEREY FUNDS
                     Schedules of Investments -May 31, 2001
                                   (Unaudited)

PIA TOTAL RETURN
BOND FUND (continued)
--------------------------------------------------------------------------------
Principal
Value                                                                   Value
--------------------------------------------------------------------------------

              GOVERNMENT AGENCIES 16.62% (continued)
$ 1,274,650   FNMA Pool 502454, 6.50%, due 07/01/29 .................$ 1,259,288
         76   GNMA 175288, 8.75%, due 09/15/01 ......................         77
    540,000   GNMA 1996-4 N, 7.00%, due 04/16/26 ....................    549,860
    480,000   GNMA 2000, 7.50%, due 11/16/27 ........................    504,191
    351,610   GNMA 501569, 7.50%, due 03/15/29 ......................    361,518
    791,915   GNMA 5036003, 7.00%, due 04/15/29 .....................    802,350
                                                                     -----------
                                                                       8,553,869
                                                                     -----------

              U.S. TREASURY NOTES 37.59%
  1,300,000   U.S. Treasury Note 5.625%, due 09/30/01 ...............  1,308,836
    470,000   U.S. Treasury Note 5.25%, due 08/15/03 ................    478,968
 12,679,999   U.S. Treasury Note 6.50%, due 10/15/06 ................ 13,513,203
  2,000,000   U.S. Treasury Note 6.50%, due 02/15/10 ................  2,147,570
  1,850,000   U.S. Treasury Note 6.125%, due 11/15/27 ...............  1,898,013
                                                                     -----------
                                                                      19,346,590
                                                                     -----------

TOTAL LONG TERM INVESTMENTS
              (cost $49,204,369) .................................... 48,938,607
                                                                     -----------

PIA TOTAL RETURN
BOND FUND (continued)
--------------------------------------------------------------------------------
Principal
Value                                                                   Value
--------------------------------------------------------------------------------

SHORT TERM INVESTMENTS 3.88%
              COMMERCIAL PAPER 3.88%
$   500,000   Bell South Corp., C/P, 4.05%, due 06/04/01 ............$   499,831
    500,000   General Electric Capital Corp., C/P 4.07%,
               due 06/01/01 .........................................    500,000
    500,000   Gillette Company C/P 4.17%, due 06/01/01 ..............    500,000
    500,000   United Parcel Service, C/P, 4.17%, due 06/01/01 .......    500,000
                                                                     -----------
                                                                       1,999,831
                                                                     -----------

TOTAL SHORT TERM INVESTMENTS
              (cost $1,999,831) .....................................  1,999,831
                                                                     -----------

TOTAL INVESTMENTS
              (cost $51,630,627) .....................  99.85%        51,395,753
OTHER ASSETS LESS LIABILITIES ........................   0.15%            78,259
                                                       ------        -----------
TOTAL NET ASSETS ..................................... 100.00%       $51,474,012
                                                       ======        ===========

----------
FHG    Freddie Mac Gold
FHLMC  Federal Home Loan Mortgage Corporation
FNMA   Federal National Mortgage Association
FRN    Floating Rate Note
GNMA  Government National Mortgage Association

                       See notes to financial statements


                                      -8-

                                 MONTEREY FUNDS
                     Schedules of Investments -May 31, 2001
                                   (Unaudited)

PIA EQUITY
--------------------------------------------------------------------------------
Shares                                                                  Value
--------------------------------------------------------------------------------
              COMMON STOCKS 91.00%
              AEROSPACE & DEFENSE 4.97%
     10,000   Aar Corp. .............................................$   140,000
      3,400   Triumph Group Inc.* ...................................    154,972
                                                                     -----------
                                                                         294,972
                                                                     -----------

              BANKING & FINANCIAL SERVICES 19.36%
      4,944   BOK Financial Corp. ...................................    126,319
      3,900   Cullen/Frost Bankers Inc. .............................    130,650
      5,300   First Tennessee National Corp. ........................    188,680
      7,500   Hibernia Corp. Class A ................................    122,100
      5,100   Hudson United Bancorp .................................    124,389
      4,900   Pacific Capital Bancorp ...............................    130,561
      4,300   Raymond James Financial, Inc. .........................    125,130
      5,700   Sterling Bancshares Inc. ..............................     99,266
      4,700   Trustmark Corp. .......................................    102,719
                                                                     -----------
                                                                       1,149,814
                                                                     -----------

              BIOTECHNOLOGY 4.07%
      1,400   Cima Labs Inc.* .......................................    103,019
      7,600   North American Scientific Inc.* .......................    139,004
                                                                     -----------
                                                                         242,023
                                                                     -----------

              CAPITAL GOODS 2.59%
      7,000   Terex Corp.* ..........................................    153,930
                                                                     -----------

              CASINOS & GAMING 1.16%
      7,500   Pinnacle Entertainment* Inc. ..........................     69,074
                                                                     -----------

              CHEMICALS 7.80%
      4,400   Cabot Corporation .....................................    165,044
      1,401   Cabot Microelectronics Corp.* .........................     90,035
     50,000   U.S. Plastic Lumber Corp.* ............................     62,000
      8,600   Wellman Inc. ..........................................    146,372
                                                                     -----------
                                                                         463,451
                                                                     -----------

PIA EQUITY (continued)
--------------------------------------------------------------------------------
Shares                                                                  Value
--------------------------------------------------------------------------------
              COMMERCIAL SERVICES 6.76%
     10,000   Carreker Corp.* .......................................$   101,800
      3,800   F.Y.I. Inc.* ..........................................    162,944
      3,700   Maximus Inc.* .........................................    136,345
                                                                     -----------
                                                                         401,089
                                                                     -----------

              CONTAINERS & PACKAGING 1.29%
     15,000   Crown Cork & Seal Co.* ................................     76,800
                                                                     -----------

              DIVERSIFIED ELECTRONICS 4.73%
     12,500   Artesyn Technologies Inc.* ............................    170,562
      5,400   Power-One, Inc.* ......................................    110,403
                                                                     -----------
                                                                         280,965
                                                                     -----------

              EDUCATION & TRAINING SERVICES 3.76%
      3,700   ITT Educational Services Inc. .........................    133,200
      4,900   New Horizons Worldwide Inc. ...........................     90,038
                                                                     -----------
                                                                         223,238
                                                                     -----------

              GAS- DISTRIBUTION 2.17%
      3,900   Energen Corp. .........................................    128,700
                                                                     -----------

              INSTRUMENTS-SCIENTIFIC 2.34%
      4,100   Varian Inc. ...........................................    139,215
                                                                     -----------

              MEDICAL PRODUCTS 4.42%
      4,000   Owens & Minor Inc. ....................................     74,200
      2,600   Varian Associates Inc. ................................    188,500
                                                                     -----------
                                                                         262,700
                                                                     -----------

              MEDICAL - WHOLESALE DRUGS 7.00%
     10,350   Bergen Brunswig Corporation ...........................    213,210
      6,700   ICN Pharmaceuticals Inc. ..............................    202,541
                                                                     -----------
                                                                         415,751
                                                                     -----------

* Non income producing security


                       See notes to financial statements



                                      -9-

                                 MONTEREY FUNDS
                     Schedules of Investments -May 31, 2001
                                   (Unaudited)

PIA EQUITY (continued)
--------------------------------------------------------------------------------
Shares                                                                  Value
--------------------------------------------------------------------------------
              OFFICE SUPPLIES 1.84%
      5,800   Harland (John H.) Co. .................................$   109,156
                                                                     -----------

              PIPELINES 1.72%
      3,300   Questar Corp. .........................................    102,267
                                                                     -----------

              REAL ESTATE & MORTGAGE RELATED 3.93%
      3,450   Arden Realty, Inc. ....................................     84,939
      5,850   Prentiss Properties Trust .............................    148,590
                                                                     -----------
                                                                         233,529
                                                                     -----------

              RETAIL 3.31%
      4,300   Children's Place Retail Stores, Inc. * ................    122,335
      2,000   Michael Stores, Inc.* .................................     74,390
                                                                     -----------
                                                                         196,725
                                                                     -----------

              SEMICONDUCTORS 2.98%
      5,000   COHU, Inc. ............................................    105,375
     15,000   Luminent Inc.* ........................................     71,400
                                                                     -----------
                                                                         176,775
                                                                     -----------

              STEEL PRODUCERS 3.58%
     10,300   Allegheny Technology Inc. .............................    212,592
                                                                     -----------

              TELECOMMUNICATION EQUIPMENT 1.22%
      8,600   Acterna Corp.* ........................................     72,283
                                                                     -----------

TOTAL COMMON STOCKS
              (cost $5,200,462) .....................................  5,405,049
                                                                     -----------


PIA EQUITY (continued)
--------------------------------------------------------------------------------
Shares                                                                  Value
--------------------------------------------------------------------------------

SHORT TERM INVESTMENTS 4.92%
              MUTUAL FUNDS 4.92%
    292,000   Firstar Treasury Fund
               (cost $292,000) ......................................$   292,000
                                                                     -----------

TOTAL SHORT TERM INVESTMENTS ........................................    292,000
                                                                     -----------

TOTAL INVESTMENTS BEFORE
              REPURCHASE AGREEMENTS
              (cost $5,492,462) .....................................  5,697,049
                                                                     -----------

REPURCHASE AGREEMENTS 4.09%
$   243,000   Firstar Bank Repurchase Agreement 3.40%,
               due June 1, 2001 collateralized by
               the following: FHA/VA Pool, 7.50%,
               due 05/20/30 ($326,715)
               (cost $243,000) ......................................    243,000
                                                                     -----------

TOTAL REPURCHASE AGREEMENTS
              (cost $243,000) .......................................    243,000
                                                                     -----------


TOTAL INVESTMENTS
              (cost $5,735,462) .....................  100.01%        5,940,049
LIABILITIES LESS OTHER ASSETS .......................   (0.01%)            (642)
                                                       ------        ----------
TOTAL NET ASSETS ....................................  100.00%       $5,939,407
                                                       ======        ==========

* Non income producing security

                       See notes to financial statements



                                 MONTEREY FUNDS
              Statements of Assets and Liabilities - May 31, 2001
                                  (Unaudited)

                                                                       PIA              PIA
                                                                    SHORT TERM         TOTAL
                                                                    GOVERNMENT        RETURN             PIA
                                                                    SECURITIES         BOND             EQUITY
                                                                    ---------------------------------------------
ASSETS
        Cash ....................................................   $          0    $          0    $      6,830
        Investments in securities, at value
(cost $67,318,683, $51,630,627 and $5,492,462,respectively) .....     67,842,376      51,395,753       5,697,049
        Repurchase agreement (cost $243,000) ....................              0               0         243,000
        Receivable for securities sold ..........................              0               0          65,868
        Receivable for fund shares sold .........................        871,841               0          18,499
        Income receivable .......................................        640,797         442,252           8,824
        Due from investment adviser (Note 3) ....................              0               0           3,694
        Prepaid expenses and other assets .......................          1,145           2,870           9,155
                                                                    ------------     -----------     -----------
                Total assets ....................................     69,356,159      51,840,875       6,052,919
                                                                    ------------     -----------     -----------

LIABILITIES
        Payable for securities purchased ........................              0               0         106,100
        Payable for fund shares redeemed ........................             30               0             175
        Dividends payable .......................................          4,521          38,192               0
        Due to investment adviser (Note 3) ......................            896          10,055               0
        Accrued expenses and other liabilities ..................         19,757         318,616           7,237
                                                                    ------------     -----------     -----------
                Total liabilities ...............................         25,204         366,863         113,512
                                                                    ------------     -----------     -----------

                Net assets ......................................   $ 69,330,955    $ 51,474,012    $  5,939,407
                                                                    ============    ============    ============

NET ASSETS
        Shares of beneficial interest, no par value;
          unlimited shares authorized ...........................   $ 68,937,028    $ 52,078,826    $  5,638,617
        Undistributed net investment income (loss) ..............          6,964          (9,086)          9,604
        Accumulated net realized gain (loss) on investments .....       (136,730)       (360,854)         86,599
        Net unrealized appreciation (depreciation) on investments        523,693        (234,874)        204,587
                                                                    ------------     -----------     -----------
                Net assets ......................................   $ 69,330,955    $ 51,474,012    $  5,939,407
                                                                    ============    ============    ============

CALCULATION OF MAXIMUM OFFERING PRICE
        (PIA EQUITY FUND, ONLY)
        Net asset value, offering and redemption price per share    $      10.26    $      19.56    $      20.76
        Maximum sales share (4.50% of offering price) ...........              0               0            0.98
                                                                    ------------     -----------     -----------
        Offering price to public ................................   $      10.26    $      19.56    $       1.74
                                                                    ============    ============    ============
                Shares Outstanding ..............................      6,755,828       2,631,127         286,162
                                                                    ============    ============    ============


                       See notes to financial statements



                                 MONTEREY FUNDS
        Statements of Operations - For The Six Months Ended May 31, 2001
                                  (Unaudited)

                                                               PIA            PIA
                                                            SHORT TERM       TOTAL
                                                            GOVERNMENT      RETURN            PIA
                                                            SECURITIES       BOND            EQUITY
                                                            ------------------------------------------
Investment Income
        Interest ........................................   $ 1,710,425    $ 1,401,845    $    19,834
        Dividend ........................................             0         21,258         36,666
                                                            -----------    -----------    -----------
                Total investment income .................     1,710,425      1,423,103         56,500
                                                            -----------    -----------    -----------

Expenses
        Adviser fees (Note 3) ...........................        55,631         64,489         26,887
        Distribution fees (Note 4) ......................        13,908              0          6,722
        Transfer agent fees .............................         4,155          3,960          8,786
        Administrative fees (Note 3) ....................        24,702         17,679          7,781
        Custodian fees ..................................        15,524         16,694          3,265
        Audit fees ......................................         4,265          4,444          5,365
        Legal fees ......................................         2,691          2,104          2,522
        Registration fees ...............................         5,061          3,833         13,104
        Trustees' fees ..................................           642            906            634
        Printing expense ................................         1,614            904            874
        Postage expense .................................           326            136            364
        Other expenses ..................................         2,056            819            902
                                                            -----------    -----------    -----------
                Total expenses ..........................       130,575        115,968         77,206
        Less: Expense reimbursement from adviser (Note 3)       (41,641)       (25,662)       (28,810)
                                                            -----------    -----------    -----------
                Net expenses ............................        88,934         90,306         48,396
                                                            -----------    -----------    -----------
                Net investment income (loss) ............     1,621,491      1,332,797          8,104
                                                            -----------    -----------    -----------

Realized and Unrealized Gain
        (Loss) on Investments
        Net realized gain (loss) on investments .........       219,363         15,938        141,908
        Net change in unrealized appreciation
          (depreciation) on investments .................       457,873        442,650        388,415
                                                            -----------    -----------    -----------
        Net gain (loss) on investments ..................       677,236        458,588        530,323
                                                            -----------    -----------    -----------
        Net increase (decrease) in net assets
          resulting from operations .....................   $ 2,298,727    $ 1,791,385    $   538,427
                                                            ===========    ===========    ===========


                       See notes to financial statements



                                 MONTEREY FUNDS
                      Statements of Changes in Net Assets

                                                    PIA
                                                 SHORT TERM                       PIA
                                                 GOVERNMENT                      TOTAL                           PIA
                                                 SECURITIES                    RETURN BOND                      EQUITY
                                        -------------------------------------------------------------------------------------------
                                        For the six                       For the six                  For the six
                                         months ended     Year ended      months ended  Year ended     months ended   Year ended
                                            May 31,         Nov. 30,         May 31,      Nov. 30,        May 31,       Nov. 30,
                                              2001            2000            2001          2000           2001           2000
                                        -------------------------------------------------------------------------------------------
                                                  (Unaudited)                   (Unaudited)                     (Unaudited)

OPERATIONS
   Net investment income (loss) ..........$  1,621,491   $  2,954,716   $  1,332,797   $  2,019,562    $      8,104    $      3,216
   Net realized gain (loss) on investments     219,363       (198,774)        15,938        149,214         141,908         479,362
   Net change in unrealized appreciation
   (depreciation) on investments .........     457,873        423,692        442,650        444,194         388,415        (255,781)
                                          ------------   ------------   ------------   ------------    ------------    ------------
   Net increase (decrease) in net assets
           resulting from operations .....   2,298,727      3,179,634      1,791,385      2,612,970         538,427         226,797
                                          ------------   ------------   ------------   ------------    ------------    ------------

DIVIDENDS PAID TO SHAREHOLDERS
   Dividends from net investment income ..  (1,603,120)    (2,966,123)    (1,347,400)    (2,021,286)         (4,920)              0
   Distributions from net realized gains .           0              0              0              0        (487,106)              0
                                          ------------   ------------   ------------   ------------    ------------    ------------
                                            (1,603,120)    (2,966,123)    (1,347,400)    (2,021,286)       (492,026)              0
                                          ------------   ------------   ------------   ------------    ------------    ------------

FUND SHARE TRANSACTIONS
   Net proceeds from shares sold .........  21,892,743     13,145,697     17,556,406      6,278,351       2,549,889       2,237,129
   Dividends reinvested ..................   1,570,272      2,598,347      1,119,757      1,491,986         473,402               0
   Payment for shares redeemed ...........  (2,018,648)   (16,221,828)    (2,191,618)    (3,468,570)       (448,329)     (1,217,522)
                                          ------------   ------------   ------------   ------------    ------------    ------------
   Net increase (decrease) in net assets
   from fund share transactions ..........  21,444,367       (477,784)    16,484,545      4,301,767       2,574,962       1,019,607
                                          ------------   ------------   ------------   ------------    ------------    ------------
   Net increase (decrease) in net assets .  22,139,974       (264,273)    16,928,530      4,893,451       2,621,363       1,246,404
   NET ASSETS, Beginning of Period .......  47,190,981     47,455,254     34,545,482     29,652,031       3,318,044       2,071,640
                                          ------------   ------------   ------------   ------------    ------------    ------------
   NET ASSETS, End of Period .............$ 69,330,955   $ 47,190,981   $ 51,474,012   $ 34,545,482    $  5,939,407    $  3,318,044
                                          ============   ============   ============   ============    ============    ============
   Undistributed net investment income
           (loss) at end of period .......$      6,964   $    (11,407)  $     (9,086)  $      5,517    $      9,604    $      6,420
                                          ============   ============   ============   ============    ============    ============

CHANGES IN SHARES OUTSTANDING
   Shares sold ...........................   2,134,970      1,305,377        889,222        333,449         121,728          99,429
   Shares issued on reinvestment
   of dividends ..........................     153,448        258,579         57,035         79,172          23,958               0
   Shares redeemed .......................    (197,131)    (1,613,720)      (111,508)      (183,686)        (21,704)        (54,441)
                                          ------------   ------------   ------------   ------------    ------------    ------------
   Net increase (decrease) in
   shares outstanding ....................   2,091,287        (49,764)       834,749        228,935         123,982          44,988
                                          ============   ============   ============   ============    ============    ============


                        See notes to financial statements

                                 MONTEREY FUNDS
                  Notes to Financial Statements - May 31, 2001
                                  (Unaudited)

NOTE 1.  ORGANIZATION

     Monterey Mutual Fund (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust was organized as a Massachusetts business trust on January 6, 1984 and consists of seven series of shares: the PIA Short Term Government Securities Fund, the OCM Gold Fund, the PIA Equity Fund, the Murphy New World Biotechnology Fund, the Murphy New World Technology Fund, the Murphy New World Technology Convertibles Fund, and the PIA Total Return Bond Fund (each a "Fund" and collectively the "Funds"), each of which has separate assets and liabilities and differing investment objectives. The investment objective for each of the Funds presented herein are: the PIA Short Term Government Securities Fund, (the "Short-Term Government Fund"), to provide investors a high level of current income, consistent with low volatility of principal through investing in short term, adjustable rate and floating rate securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; the PIA Total Return Bond Fund, (the "Total Return Bond Fund"), to maximize total return through investing in bonds while minimizing risk as compared to the market; and the PIA Equity Fund (the "Equity Fund"), long-term growth of capital.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

     SECURITY VALUATION - Portfolio securities that are listed on the national securities exchanges are valued at the last sale price as of the close of such securities exchanges, or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Securities and other assets for which market quotations are not readily available are valued at fair market value as determined in good faith by the Adviser under procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees. Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair market value). Short-term investments which mature after 60 days are valued at market. Stock Index Futures, which are traded on commodities exchanges, are valued at their last sales price as of the close of such commodities exchanges.

     REPURCHASE AGREEMENTS - Each Fund may enter into repurchase agreements. A repurchase agreement transaction occurs when, at the time a Fund purchases a security, that Fund agrees to resell it to the vendor (normally a commercial bank or a broker-dealer) on an agreed upon date in the future. Such securities are referred to as the "Resold Securities." The Resold Securities will be marked to market every business day so that the value of the "collateral" is at least equal to the value of the loan, including the accrued interest earned thereon. All Resold Securities will be held by the Fund's custodian or another bank either directly or through a securities depository.

     OPTIONS - When a call is written, an amount equal to the premium received is included in the Statement of Assets and Liabilities as an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. If an option which was written either expires on its stipulated expiration date, or a closing purchase transaction is entered into, a gain is realized (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a capital gain or loss is realized from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received.

     The premium paid for the purchase of a call or a put option is included in the asset section of the Statement of Assets and Liabilities as an investment and is subsequently adjusted to the current market value of the option. If a purchased option expires on its stipulated expiration date, a loss is realized in the amount of the cost of the option. If a closing sale transaction is entered into, a gain or loss will be realized depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If a put option is exercised, a gain or loss will be realized from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise will be increased by the premium originally paid.

     FUTURES CONTRACTS - The Total Return Bond Fund may from time to time enter into futures contracts as a hedge to provide protection against adverse movements in the prices of securities in the portfolio. When a Fund enters a futures contract, it is required to pledge to the clearing broker an amount of cash and/or securities equal to approximately 5% of the contract amount. This amount is known as the "initial margin". Pursuant to the futures contract, the Fund agrees to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the value at the close of the day and the price at which the futures contract was originally struck. Such payments, known as the "variation margin", are recorded by the Fund as unrealized gains or losses. When the futures contract expires or is closed by the Fund it realizes a gain or loss.

     FINANCIAL INSTRUMENTS WITH OFF BALANCE SHEET RISK - Futures contracts involve elements of market risk and credit risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The contract amounts of these futures contracts reflect the extent of exposure to off balance sheet risk.

                                 MONTEREY FUNDS
                  Notes to Financial Statements - May 31, 2001
                                   (Unaudited)


     The predominant market risk is that movements in the prices of the Trust's portfolio securities being hedged may not correlate perfectly with the movement in the prices of the future contracts. The lack of correlation could render the Trust's hedging strategy unsuccessful and could result in a loss to the Trust.

     Futures contracts are purchased only on exchanges. The exchange acts as the counterparty to the Trust's futures transactions; therefore the Trust's credit risk is limited to failure of the exchange.

     FEDERAL INCOME TAXES - It is each Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to its shareholders. Therefore the Funds paid no Federal Income taxes and no Federal income tax provision was required.

     OTHER - Securities transactions are recorded no later than the first business day after the trade date. Discounts and premiums on securities purchased are amortized over the life of the respective security. Realized gains and losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

     USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 3. INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS

     The Short-Term Government Fund and the Total Return Bond Fund each has an investment advisory agreement with Pacific Income Advisers, Inc. ("PIA"). Each Fund pays PIA a fee, computed daily and payable monthly, at the following annual rate of 0.20% and 0.30%, respectively, of their net assets.

     The Equity Fund has an investment advisory agreement with PIA. The Equity Fund pays PIA a fee computed daily and payable monthly, at the following annual rate based upon daily net assets:

               ASSETS                                  FEE RATE
               ------                                  --------
               0 to $50 million                        1.000%
               $50 million to $75 million              0.875%
               $75 million to $100 million             0.750%
               $100 million to $150 million            0.625%
               $150 million to $200 million            0.500%
               Over $250 million                       0.375%

     Effective March 30, 2001, the Board of Trustees approved and the Adviser agreed to reimburse the Funds for expenses in excess of 0.35% of average net assets of the Short-Term Government Fund, 0.45% of average net assets of the Total Return Bond Fund and 1.80% of average net assets of the Equity Fund. For the period December 1, 2000 to March 30, 2001, the expense limits for the Short-Term Government Fund, Total Return Bond Fund and Equity Fund were 0.30%, 0.40% and 1.80%, respectively. The amounts reimbursed by PIA for the six months ended May 31, 2001 are set forth in the Statement of Operations.

     The Trust has a fund accounting and administrative agreement with American Data Services, Inc. ("ADS"). ADS receives a fee, computed daily and payable monthly, based on average daily net assets, subject to a monthly minimum.

NOTE 4.  DISTRIBUTION AGREEMENT AND PLAN

     Syndicated Capital, Inc. serves as the Distributor of each Funds' shares. The President and sole shareholder of the Distributor is also the Chairman and majority shareholder of PIA, as well as a trustee of the Trust.

     The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan authorizes the Short Term Government Fund and the Equity Fund to reimburse the Distributor for marketing expenses incurred in distributing shares of each Fund, including the cost of printing sales material and making payments to dealers in each Fund shares, in any fiscal year, subject to a limit of 0.05% for the Short-Term Government Fund and 0.25% for the Equity Fund.

NOTE 5. PURCHASES AND SALES OF SECURITIES

     The cost of purchases and sales of investment securities (other than short-term investments) for the six months ended May 31, 2001, were as follows:

                                                   PURCHASES          SALES
                                                   ---------          -----
               Short-Term Government Fund         $ 51,590,586    $  36,993,777
               Total Return Bond Fund               17,930,483        2,654,148
               Equity  Fund                           6,188,739       3,852,157

     The identified cost of investments in securities owned by each Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at May 31, 2001, were as follows:

                               IDENTIFIED   UNREALIZED    UNREALIZED
                                  COST     APPRECIATION  DEPRECIATION     NET
                                  ----     ------------  ------------     ---
Short-Term Government Fund    $67,318,683  $  590,667   ($  66,974)   $ 523,693
Total Return Bond Fund         51,630,627     523,726     (758,600)    (234,874)
Equity Fund                     5,735,462     733,979     (529,392)     204,587

     At November 30, 2000, the Short-Term Government Fund and the Total Return Bond Fund had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

     Capital loss carryovers expiring in:

                              Short-Term              Total Return
                            Government Fund             Bond Fund

               2007        $     157,319             $     376,792
               2008              198,774                         0
                           -------------             -------------
                           $     356,093             $     376,792
                           =============             =============



                                 MONTEREY FUNDS
                      PIA SHORT-TERM GOVERNMENT SECURITIES
                              Financial Highlights


                                             For the six
                                             months ended    Year ended   Year ended    Year ended     Year ended      Year ended
                                                May 31,       Nov. 30,      Nov. 30,      Nov. 30,      Nov. 30,        Nov. 30,
                                                 2001           2000          1999          1998          1997            1996*
                                             -------------------------------------------------------------------------------------
                                             (Unaudited)


PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout each period)

        Net asset value, beginning of period   $   10.12      $   10.07     $   10.38     $   10.26     $   10.21     $   10.12
                                               ---------      ---------     ---------     ---------     ---------     ---------

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) ...............        0.29           0.66          0.55          0.57          0.61          0.56
Net realized and unrealized gain (loss)
on investments .............................        0.14           0.05         (0.25)         0.13          0.06          0.19
                                               ---------      ---------     ---------     ---------     ---------     ---------
Total from investment operations ...........        0.43           0.71          0.30          0.70          0.67          0.75
                                               ---------      ---------     ---------     ---------     ---------     ---------

LESS DISTRIBUTIONS
Dividends from net investment income .......       (0.29)         (0.66)        (0.55)        (0.57)        (0.61)        (0.56)
Distributions from net realized gain .......        0.00           0.00         (0.06)        (0.01)        (0.01)        (0.10)
                                               ---------      ---------     ---------     ---------     ---------     ---------
Total distributions ........................       (0.29)         (0.66)        (0.61)        (0.58)        (0.62)        (0.66)
                                               ---------      ---------     ---------     ---------     ---------     ---------
Net asset value, end of period .............   $   10.26      $   10.12     $   10.07     $   10.38     $   10.26     $   10.21
                                               =========      =========     =========     =========     =========     =========

Total return** .............................        4.29%          7.30%         3.00%         6.99%         6.56%         7.68%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's) .......   $  69,331      $  47,191     $  47,455     $  56,989     $  52,912     $  20,464
Ratio of expenses to average net assets ....        0.32%+         0.30%         0.30%         0.30%         0.30%         0.44%
Ratio of expenses to average net assets,
        before reimbursement ...............        0.47%+         0.48%         0.47%         0.46%         0.55%         1.19%
Ratio of net investment income (loss)
        to average net assets ..............        5.83%+         6.49%         5.40%         5.51%         5.77%         5.51%
Portfolio turnover rate ....................       71.49%         89.08%       110.15%       138.44%        63.08%        21.54%



----------
+       Annualized
**      Not annualized for periods less than one year.
*       Based on average shares outstanding.

                       See notes to financial statements


                                 MONTEREY FUNDS
                             PIA TOTAL RETURN BOND
                              Financial Highlights


                                              For the six
                                              months ended    Year Ended      Year Ended      Sept. 1, 1998
                                                 May 31,       Nov. 30,        Nov. 30,  (Commencement of Operations)
                                                  2001           2000            1999       through Nov. 30, 1998
                                             -------------------------------------------------------------------------
                                              (Unaudited)
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout each period)

Net asset value, beginning of period ...   $       19.23   $       18.92  $       20.27  $       20.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) ...........            0.61            1.24           1.16           0.27
Net realized and unrealized
        gain (loss) on investments .....            0.33            0.31          (1.31)          0.26
                                           -------------   -------------   ------------   ------------
Total from investment operations .......            0.94            1.55          (0.15)          0.53
                                           -------------   -------------   ------------   ------------

LESS DISTRIBUTIONS
Dividends from net investment income ...           (0.61)          (1.24)         (1.16)         (0.26)
Distributions from net realized gains ..            0.00            0.00          (0.04)          0.00
                                           -------------   -------------   ------------   ------------
Total distributions ....................           (0.61)          (1.24)         (1.20)         (0.26)
                                           -------------   -------------   ------------   ------------
Net asset value, end of period .........   $       19.56   $       19.23  $       18.92  $       20.27
                                           =============   =============  =============  =============

TOTAL RETURN** .........................            4.92%           8.54%         (0.74%)         2.65%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's) ...   $     51,474    $     34,545   $     29,652   $     24,944
Ratio of expenses to average net assets            0.42%+          0.40%          0.40%          0.40%+
Ratio of expenses to average net assets,
        before reimbursement ...........           0.54%+          0.61%          0.63%          0.63%+
Ratio of net investment income (loss) to
        average net assets .............           6.23%+          6.61%          6.06%          5.49%+
Portfolio turnover rate ................           6.56%          45.95%        104.13%         13.22%

----------
 +  Annualized
 ** Not annualized for periods less than a year.

                       See notes to financial statements



                                 MONTEREY FUNDS
                                   PIA EQUITY
                              Financial Highlights


                                             For the six
                                            months ended    Year ended      Year ended    Year ended    Year ended   Year ended
                                              May 31,         Nov. 30,       Nov. 30,      Nov. 30,      Nov. 30,    Nov. 30,
                                               2001            2000            1999          1998         1997++       1996*
                                           ------------------------------------------------------------------------------------
                                           (Unaudited)

PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout each period)

Net asset value, beginning of period ...   $      20.46   $      17.68 $      17.54  $      20.79  $      19.63  $    15.36
                                           ------------   ------------ ------------  ------------  ------------  ----------

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) ...........           0.06           0.01         0.05          0.06         (1.21)      (0.37)
Net realized and unrealized gain (loss)
on investments .........................           2.24           2.77         1.83         (0.91)         3.05        4.64
                                           ------------   ------------ ------------  ------------  ------------  ----------
Total from investment operations .......           2.30           2.78         1.88         (0.85)         1.84        4.27
                                           ------------   ------------ ------------  ------------  ------------  ----------

LESS DISTRIBUTIONS
Dividends from net investment income ...          (0.02)          0.00        (0.08)         0.00          0.00        0.00
Distributions from net realized gains ..          (1.98)          0.00        (1.66)        (2.40)        (0.68)       0.00
                                           ------------   ------------ ------------  ------------  ------------  ----------
Total distributions ....................          (2.00)          0.00        (1.74)        (2.40)        (0.68)       0.00
                                           ------------   ------------ ------------  ------------  ------------  ----------
Net asset value end of period ..........   $      20.76   $      20.46 $      17.68  $      17.54  $      20.79  $    19.63
                                           ============   ============ ============  ============  ============  ==========

TOTAL RETURN** .........................          11.74%         15.72%       12.07%        (4.86%)        9.96%      27.80%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's) ...   $      5,939      $   3,318    $   2,072     $   2,257     $   2,777     $   715
Ratio of expenses to average net assets            1.80%+         1.80%        1.80%         2.14%         2.43%       2.25%
Ratio of expenses to average net
        assets, before reimbursement ...           2.87%+         3.72%        5.36%         3.21%         6.71%      11.73%
Ratio of net investment income (loss) to
        average net assets .............           0.30%+         0.10%        0.30%         0.23%        (0.06%)     (2.07%)
Portfolio turnover rate ................          82.30%        525.79%      276.17%       135.49%       139.57%      41.22%

----------
+  Annualized
*  Based on average shares outstanding.
** Excluding sales charge. Not annualized for periods less than a year. ++ On 12/13/96 Pacific Income Advisers, Inc. became the Fund's investment adviser.
   Prior to 12/13/96, Monitrend Investment Management, Inc. was the Fund's investment adviser.

                       See notes to financial statements


                             Monterey Mutual Funds
                                Distributed by:
                            Syndicated Capital, Inc.
                          1299 Ocean Avenue, Suite 210
                             Santa Monica, CA 90401

                                                       MONTEREY
                                                         FUNDS




                                                       OCM Gold



                                                  SEMI-ANNUAL REPORT
                                                     (UNAUDITED)
                                                     MAY 31, 2001

Dear Fellow Shareholder:

The precious metals sector led all mutual fund groups in the first half of the year, rising 13.4% according to Morningstar. Your Fund boasted one of the top performances in the sector through June 30th, advancing 21.2% (15.9% after maximum sales load). The London PM gold fixing was marginally lower over the period, declining from $272.65 at the end of the year to $270.60 on June 29th. The improvement in gold share prices is encouraging as gold shares have historically led an advance in gold prices by approximately six months.

In our opinion, there are a number of factors that point to potentially higher gold prices in the near term:

     -- A major new gold trading market is set to open in Shanghai in the second half of this year as China liberalizes its gold ownership laws. Chinese gold demand is expected to increase fourfold from 200 tons to over 800 tons per annum over the next few years.

     -- At current gold prices the gold mining industry is unable to replace reserves mined, nor can it develop new mines economically. In four to five years analysts estimate a global gold production will decline up to 40% at gold prices of $275 per ounce. Unless gold prices rise significantly to allow for a competitive return on capital for new mine development, newly mined gold supply will drop from 2,500 tons annually to 1500 tons. The supply and demand gap would explode to over 2000 tons annually. Central banks would be unable to fill such a large gap through sales and lending.

     -- The Bank of England is nearing the end of its gold auction process. With only four auctions remaining, the significance of the UK gold sales is diminishing with each auction. While other Central Banks will continue to sell gold into the open market under the Washington Agreement, the auction process utilized by England has had a negative impact on market sentiment.

     -- In order to stimulate the slowing U.S. economy, the Federal Reserve has cut short-term interest rates aggressively since last fall. At the same time inflation has trended higher, creating an environment of negative real interest rates (short-term interest rates minus inflation). Investors have historically embraced gold in such periods in an effort to preserve their wealth in real terms.

     -- The pullback in the U.S. economy threatens to burst what some have called the "dollar bubble". The dollar is over owned globally with an estimated 78% of central bank reserves held in dollars. Should the U.S. slide into a prolonged recession, foreigners will become increasingly skittish of being overweighted in U.S. dollars in an environment of rising credit risk. Gold offers one of the few alternatives for diversification with the euro lacking long-term credibility and Japan's economic problems making the yen unattractive.

     -- With the economic cycle having clearly turned, speculators are increasingly hesitant to short gold aggressively for fear of the price rising. Additionally, market participants who have borrowed an estimated 6,000 to 10,000 tons of gold will feel pressured to cover positions as gold prices start to rise, turning former sources of supply into sources of demand.

     -- Escalating tensions in the Middle East along with higher oil revenue is fueling growing demand for gold bullion in the Middle East region. Further, the possibility of a polarizing war pitting the United States and Israel against the Palestinians and the rest of the Arab nations threatens to send oil prices skyrocketing, devastating the U.S. economy with higher inflation.

     -- Ongoing economic weakness following post "bubble" eras has historically encouraged increased investment demand for gold as investors' confidence in financial assets is shaken. Gold's historic role as a store of value and the fact that it is an owned asset and not someone else's liability tends to regain market appreciation in such periods.

Among the portfolio highlights in the first half was a strong performance by intermediate gold producer, Goldcorp, which successfully commissioned its high grade Red Lake Mine in Canada, making it one of the lowest cost gold mines in the world. Shares of Goldcorp rose 80% in the first half of the year. Overall, shares of unhedged producers significantly outperformed shares of companies that have sold gold production forward. Your Fund's strategy of investing the bulk of its assets in mostly unhedged producers benefited in this environment. In late June, Barrick Gold announced plans to takeover largely unhedged producer Homestake Mining. The merger will create the second largest gold producer in the world, but more importantly for Barrick shareholders, it will provide leverage to rising gold prices, something the market has punished the company for not having because of its forward position.

Looking forward, the bump up in gold shares in the first half of the year is an indication that something is brewing out there that could very well test the integrity of the financial system, as we know it. The collapse of the Nasdaq market set in motion a corrective process to unwind imbalances in the system discussed in past shareholder letters caused by the massive expansion of credit in the `90's. The big question on the table is will the Federal Reserve's aggressive monetary policy succeed in thwarting a recession, and if so, does it bringing with it 1970's style inflation? Or will the economy roll over as corporate and personal balance sheet deterioration accelerates forcing the credit structure to go through a long period of liquidation causing a deflatinary environment? In either scenario, ownership of gold and gold shares has historically benefited its holders.

Your confidence in the Fund's objectives is deeply appreciated.

Sincerely,


/s/ GREGORY M. ORRELL
---------------------
Gregory M. Orrell
Portfolio Manager
July 19, 2001


                                 MONTEREY FUNDS
                                    OCM GOLD
                     Schedule of Investments - May 31, 2001
                                  (Unaudited)

--------------------------------------------------------------------------------
Shares                                                                Value
--------------------------------------------------------------------------------

COMMON STOCKS 81.57%
                MAJOR GOLD PRODUCERS 45.76%
     45,000     Anglogold Ltd. ADR .............................     $   812,475
     32,000     Barrick Gold Corp. .............................         528,000
     25,000     Freeport-McMoRan Copper & Gold Inc Class B .....         391,750
    125,000     Gold Fields Ltd. ADR ...........................         504,375
     30,000     Harmony Gold Mining - ADR ......................         146,250
    150,000     Homestake Mining Co. ...........................         970,500
     88,650     Newmont Mining Corp. ...........................       1,816,438
    130,000     Placer Dome Inc. ...............................       1,383,200
                                                                     -----------
                                                                       6,552,988
                                                                     -----------

                INTERMEDIATE/MID-TIER
                GOLD PRODUCERS 20.43%
     50,000     Agnico-Eagle Mines .............................         387,500
     15,000     Compania de Minas Buenaventura - ADR ...........         240,000
    140,000     GoldCorp Inc. ..................................       1,286,600
    300,000     Kinross Gold Corp. * ...........................         234,000
     15,000     Lihir Gold LTD-Sponsored ADR* ..................         120,000
     85,000     Meridian Gold Inc.* ............................         640,050
     25,000     TVX Gold Inc. * ................................          17,500
                                                                     -----------
                                                                       2,925,650
                                                                     -----------

                JUNIOR GOLD PRODUCERS 7.26%
     55,000     Aurizon Mines, Ltd. ............................          15,653
     75,000     Glamis Gold Ltd. * .............................         176,250
     87,500     Golden Cycle Gold Corp. * ......................         459,375
     75,000     InmET Mining Corp. .............................         126,129
    150,000     Miramar Mining Corp. * .........................         123,218
     30,000     Repadre Capital Corp. ..........................          56,273
     55,000     Richmont Mines Inc. * ..........................          60,477
     30,000     River Gold Mines Ltd. * ........................          19,016
     25,000     Viceroy Resources Corp. ........................           4,204
                                                                     -----------
                                                                       1,040,595
                                                                     -----------

                EXPLORATION AND DEVELOPMENT
                COMPANIES 0.26%
    200,000     Addwest Minerals International Ltd. * ..........           5,175


(continued)
--------------------------------------------------------------------------------
Shares/Principal Value                                                  Value
--------------------------------------------------------------------------------

                EXPLORATION AND DEVELOPMENT COMPANIES - (continued)
     10,000     Golden Queen Mining Ltd. * .....................     $     1,100
    185,500     New Guinea Gold Corp. ..........................           4,799
    100,000     Silver Eagle Resources Inc.* ...................          25,873
      5,642     Tagish Lake Gold Corp. .........................             438
                                                                     -----------
                                                                          37,385
                                                                     -----------

                GOLD MINING ROYALTY COMPANIES 3.74%
     40,000     Franco Nevada Mining Corp. .....................         492,097
     14,400     Royal Gold Corp. ...............................          43,560
                                                                     -----------
                                                                         535,657
                                                                     -----------

                PRIMARY SILVER PRODUCERS 0.54%
     18,332     Coeur D'Alene Mines Corp. ......................          22,182
     52,100     Hecla Mining Co. ...............................          54,705
                                                                     -----------
                                                                          76,887
                                                                     -----------

                PLATINUM/PALLADIUM PRODUCERS 3.56%
     30,000     North American Palladium * .....................         271,500
      7,500     Stillwater Mining Co. * ........................         238,500
                                                                     -----------
                                                                         510,000
                                                                     -----------

                WARRANTS 0.02%
    100,000     Repadre Capital Corp. WTS 4/02 .................           2,900
                                                                     -----------

TOTAL COMMON STOCKS
                (cost $12,904,207) .............................      11,682,062
                                                                     -----------

PREFERRED STOCKS 0.49%
      1,200     Newmont Mining Corp. ...........................          46,872
      1,000     Placer Dome Inc Pfd. Series A ..................          23,650
                                                                     -----------
                                                                          70,522
                                                                     -----------

TOTAL PREFERRED STOCKS
                (cost $45,798) .................................          70,522
                                                                     -----------

SHORT TERM INVESTMENTS 5.03%
                MUTUAL FUNDS 5.03%
    720,000     Firstar Treasury Fund
                (cost $720,000) ................................         720,000
                                                                     -----------

ADR  American Depository Receipt
  *  Non income producing security.


                       See notes to financial statements



                                      -1-

                                 MONTEREY FUNDS
                                    OCM GOLD
                     Schedule of Investments - May 31, 2001
                                  (Unaudited)

--------------------------------------------------------------------------------
Shares/Principal Value                                                   Value
--------------------------------------------------------------------------------

TOTAL SHORT TERM INVESTMENTS ...................................     $   720,000
                                                                     -----------

TOTAL INVESTMENTS BEFORE
REPURCHASE AGREEMENTS
                (cost $13,670,005) .............................      12,472,584

REPURCHASE AGREEMENTS 12.62%
 $1,808,000     Firstar Bank Repurchase Agreement
                    3.40% due June 1, 2001
                    collateralized by the following:
                    FHA/VA Pool, 7.50% due 05/20/30
                    ($2,430,855) (cost $1,808,000) .............       1,808,000
                                                                     -----------

TOTAL REPURCHASE AGREEMENTS
                (cost $1,808,000) ..............................       1,808,000
                                                                     -----------

TOTAL INVESTMENTS
                (cost $15,478,005) ...............   99.71%           14,280,584
OTHER ASSETS LESS LIABILITIES ....................    0.29%               41,023
                                                    ------           -----------
TOTAL NET ASSETS .................................  100.00%          $14,321,607
                                                    ======           ===========

 ADR   American Depository Receipt
   *   Non income producing security.


                       See notes to financial statements



                                 MONTEREY FUNDS
                                    OCM GOLD
               Statement of Assets and Liabilities - May 31, 2001
                                  (Unaudited)

ASSETS
        Cash ...................................................................   $        317
        Investments in securities, at value (cost $13,670,005) .................     12,472,584
        Repurchase agreements (cost $1,808,000) ................................      1,808,000
        Receivable for fund shares sold ........................................        163,594
        Income receivable ......................................................          7,622
        Prepaid expenses .......................................................          9,222
                                                                                   ------------
                Total assets ...................................................     14,461,339
                                                                                   ------------

LIABILITIES
        Payable for fund shares redeemed .......................................         65,325
        Due to investment adviser (Note 3) .....................................         24,678
        Accrued distribution fee (Note 4) ......................................         41,834
        Accrued expenses .......................................................          7,895
                                                                                   ------------
                Total liabilities ..............................................        139,732
                                                                                   ------------
                Net assets .....................................................   $ 14,321,607
                                                                                   ============

NET ASSETS
        Shares of beneficial interest, no par value; unlimited shares authorized   $ 18,090,071
        Undistributed net investment income (loss) .............................        (67,964)
        Accumulated net realized gain (loss) on investments ....................     (2,503,079)
        Net unrealized appreciation (depreciation) on investments ..............     (1,197,421)
                                                                                   ------------
                Net assets .....................................................   $ 14,321,607
                                                                                   ============

CALCULATION OF MAXIMUM OFFERING PRICE
        Net asset value and redemption price per share .........................   $       4.46
        Maximum sales charge (4.50% of offering price) .........................           0.21
                                                                                   ------------
        Offering price to public ...............................................   $       4.67
                                                                                   ------------
        Shares Outstanding .....................................................      3,213,593
                                                                                   ============



                       See notes to financial statements



                                 MONTEREY FUNDS
                                    OCM GOLD
        Statement of Operations - For The Six Months Ended May 31, 2001
                                  (Unaudited)

INVESTMENT INCOME
        Dividends .........................................................   $    70,731
        Interest ..........................................................        16,003
                                                                              -----------
                Total investment income ...................................        86,734
                                                                              -----------

EXPENSES
        Adviser fees (Note 3) .............................................        55,251
        Distribution fees (Note 4) ........................................        54,699
        Administrative fees (Note 3) ......................................         9,060
        Transfer agent fees ...............................................        11,583
        Custodian fees ....................................................         6,288
        Audit fees ........................................................         6,005
        Legal fees ........................................................         1,674
        Registration fees .................................................         3,707
        Trustees' fees ....................................................           822
        Printing expense ..................................................         3,608
        Postage expense ...................................................         1,851
        Other expenses ....................................................         1,058
                                                                              -----------
                Total expenses ............................................       155,606
        Less: Expense reimbursement from adviser (Note 3) .................          (908)
                                                                              -----------
                Net expenses ..............................................       154,698
                                                                              -----------
                Net investment income (loss) ..............................       (67,964)
                                                                              -----------

REALIZED AND UNREALIZED GAIN
        (LOSS) ON INVESTMENTS
        Net realized gain (loss) on investments ...........................        80,873
        Net change in unrealized appreciation (depreciation) on investments     2,547,375
                                                                              -----------
        Net gain (loss) on investments ....................................     2,628,248
                                                                              -----------
        Net increase (decrease) in net assets resulting from operations ...   $ 2,560,284
                                                                              ===========


                       See notes to financial statements


                                 MONTEREY FUNDS
                                    OCM GOLD
                      Statements of Changes in Net Assets




                                                                             For the six
                                                                            months ended
                                                                                May 31,        Year ended
                                                                                 2001           Nov. 30,
                                                                             (Unaudited)          2000
                                                                           --------------------------------



OPERATIONS
        Net investment income (loss) ......................................   $    (67,964)   $   (126,317)
        Net realized gain (loss) on investments ...........................         80,873         (74,928)
        Net change in unrealized appreciation (depreciation) on investments      2,547,375      (3,040,988)
                                                                              ------------    ------------

        Net increase (decrease) in net assets resulting from operations ...      2,560,284      (3,242,233)
                                                                              ------------    ------------

FUND SHARE TRANSACTIONS
        Net proceeds from shares sold .....................................      3,756,057       3,693,498
        Payment for shares redeemed .......................................     (1,235,190)     (3,009,904)
                                                                              ------------    ------------
        Net increase (decrease) in net assets from fund share transactions       2,520,867         683,594
                                                                              ------------    ------------
        Net increase (decrease) in net assets .............................      5,081,151      (2,558,639)
        NET ASSETS, Beginning of Period ...................................      9,240,456      11,799,095
                                                                              ------------    ------------
        NET ASSETS, End of Period .........................................   $ 14,321,607    $  9,240,456
                                                                              ============    ============

        Undistributed net investment income (loss) at end of period .......   $    (67,964)   $          0


CHANGES IN SHARES OUTSTANDING
        Shares sold .......................................................        906,725         895,330
        Shares redeemed ...................................................       (319,919)       (754,252)
                                                                              ------------    ------------
        Net increase (decrease) in shares outstanding .....................        586,806         141,078
                                                                              ============    ============




                       See notes to financial statements

                                 MONTEREY FUNDS
                                    OCM GOLD
                  Notes to Financial Statements - May 31, 2001
                                  (Unaudited)

NOTE 1.  ORGANIZATION

     Monterey Mutual Fund (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust was organized as a Massachusetts business trust on January 6, 1984 and consists of seven series of shares: the PIA Short Term Government Securities Fund, the OCM Gold Fund, the PIA Equity Fund, the Murphy New World Biotechnology Fund, the Murphy New World Technology Fund, the Murphy New World Technology Convertibles Fund and the PIA Total Return Bond Fund (collectively the "Funds"), each of which has separate assets and liabilities and differing investment objectives. The investment objective for the OCM Gold Fund, (the "Fund"), is long-term growth of capital through investing primarily in equity securities of domestic and foreign companies engaged in activities related to gold and precious metals.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     SECURITY VALUATION - Portfolio securities that are listed on the national securities exchanges are valued at the last sale price as of the close of such securities exchanges, or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Securities and other assets for which market quotations are not readily available are valued at fair market value as determined in good faith by the Adviser under procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees. Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair market value). Short-term investments which mature after 60 days are valued at market.

     OPTIONS - When a call is written, an amount equal to the premium received is included in the Statement of Assets and Liabilities as an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. If an option which was written either expires on its stipulated expiration date, or a closing purchase transaction is entered into, a gain is realized (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished.

     If a written call option is exercised, a capital gain or loss is realized from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received.

     The premium paid for the purchase of a call or a put option is included in the asset section of the Statement of Assets and Liabilities as an investment and is subsequently adjusted to the current market value of the option. If a purchased option expires on its stipulated expiration date, a loss is realized in the amount of the cost of the option. If a closing sale transaction is entered into, a gain or loss will be realized depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If a put option is exercised, a gain or loss will be realized from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise will be increased by the premium originally paid.

     FEDERAL INCOME TAXES - It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to its shareholders. Therefore the Fund paid no Federal Income taxes and no Federal income tax provision was required.

     OTHER - Securities transactions are recorded no later than the first business day after the trade date. Discounts and premiums on securities purchased are amortized over the life of the respective security. Realized gains and losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

     USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 3.  INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS

     The Gold Fund has an advisory agreement with Orrell Capital Management Inc. ("Orrell"). Under the agreement, the Gold Fund pays Orrell a fee computed daily and payable monthly, at the following annual rates based upon daily net assets:

                    ASSETS                               FEE RATE
                    ------                               --------
                    0 to $50 million                        1.000%
                    $50 million to $75 million              0.875%
                    $75 million to $100 million             0.750%
                    $100 million to $150 million            0.625%
                    $150 million to $250 million            0.500%
                    Over $250 million                       0.375%

     Effective March 30, 2001, the Board of Trustees approved and the Adviser agreed to reimburse the Fund for expenses in the excess of 2.99% of average net assets. For the period December 1, 2000 to March 30, 2001, the expense limit was 2.44%. The amount reimbursed by the adviser for the period ended May 31, 2001 is set forth in the Statement of Operations.

     The Fund has a fund accounting and administrative agreement with American Data Services, Inc. ("ADS").

NOTE 4. DISTRIBUTION AGREEMENT AND PLAN

     Syndicated Capital, Inc. serves as the Distributor of the Fund's shares. The President and sole shareholder of the Distributor is also a trustee of the Trust.

     The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan authorizes the Fund to reimburse the Distributor for marketing expenses incurred in distributing shares of the Fund, including the cost of printing sales material and making payments to dealers in the Fund shares, in any fiscal year, subject to a limit of 0.99%. Distribution fees incurred by the Fund are set forth in the Statement of Operations.

NOTE 5. PURCHASES AND SALES OF SECURITIES

     The cost of purchases and sales of investment securities (other than short-term investments) for the six months ended May 31, 2001, were as follows:

                         PURCHASES                SALES
                         ---------                -----
                         $411,811              $ 205,548

     At May 31, 2001, the cost of securities for Federal income tax purposes is $15,478,005. Unrealized appreciation and depreciation on investments at May 31, 2001 based on cost for Federal income taxes are as follows:

        UNREALIZED      UNREALIZED
        APPRECIATION    DEPRECIATION        NET
        ------------    ------------        ---
        $1,467,824      ($2,665,245)    ($1,197,421)

     At November 30, 2000, the Fund had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:
Capital loss carryovers expiring in:

                    2001           $  348,419
                    2002            1,039,696
                    2003               87,795
                    2006              364,267
                    2007              590,410
                    2008              149,027
                                  -----------
                                  $ 2,579,614
                                  ===========



                                 MONTEREY FUNDS
                                    OCM GOLD
                              Financial Highlights

                                             For the six
                                             months ended    Year ended      Year ended     Year ended    Year ended   Year ended
                                                May 31,       Nov. 30,        Nov. 30,        Nov. 30,      Nov. 30,     Nov. 30,
                                                  2001           2000           1999            1998         1997++       1996*
                                            ---------------------------------------------------------------------------------------
                                             (Unaudited)

PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout each period)

Net asset value, beginning of period ..   $        3.52   $       4.75  $        4.98  $       5.09  $       8.29  $       5.91
                                          -------------   ------------  -------------  ------------  ------------  ------------

INCOME FROM INVESTMENT OPERATIONS
Net investment loss ...................           (0.02)         (0.05)         (0.04)        (0.03)        (0.09)        (0.15)
Net realized and unrealized gain
        (loss) on investments .........            0.96          (1.18)         (0.19)        (0.08)        (3.11)         2.53
                                          -------------   ------------  -------------  ------------  ------------  ------------
Total from investment operations ......            0.94          (1.23)         (0.23)        (0.11)        (3.20)         2.38
                                          -------------   ------------  -------------  ------------  ------------  ------------

LESS DISTRIBUTIONS
Dividends from net investment income ..            0.00           0.00           0.00          0.00          0.00          0.00
                                          -------------   ------------  -------------  ------------  ------------  ------------
Total distributions ...................            0.00           0.00           0.00          0.00          0.00          0.00
                                          -------------   ------------  -------------  ------------  ------------  ------------
Net asset value, end of period ........   $        4.46   $       3.52  $        4.75  $       4.98  $       5.09  $       8.29
                                          =============   ============  =============  ============  ============  ============

TOTAL RETURN** ........................           26.70%        (25.89%)        (4.62%)       (2.16%)      (38.60%)       40.27%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's) ..   $   14,322      $   9,240     $   11,799     $   8,251     $   1,627     $   1,531
Ratio of expenses to average net assets            2.80%+         2.44%          2.44%         2.44%         2.44%         2.37%
Ratio of expenses to average net
        assets, before reimbursement ..            2.82%+         2.99%          3.02%         3.32%         5.78%         6.15%
Ratio of net investment income
        (loss) to average net assets ..           (1.23%)+       (1.19%)        (1.03%)       (0.96%)       (1.60%)       (1.72%)
Portfolio turnover rate ...............            2.02%          3.29%          9.03%         1.73%        17.68%        35.70%


----------
+    Annualized
*    Based on average shares outstanding.
**   Excluding sales charge.  Not annualized for periods less than a year.
++ On 12/13/96 Orrell Capital Management, Inc. became the Fund's investment adviser. Prior to 12/31/96 Monitrend Investment Management, Inc. was the Fund's investment adviser.

                       See notes to financial statements

                             Monterey Mutual Funds
                                Distributed by:
                            Syndicated Capital, Inc.
                          1299 Ocean Avenue, Suite 210
                             Santa Monica, CA 90401


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